                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                            -------------------

                                 FORM 10-K

                               -------------

[x] Annual report pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934 (Fee Required) For the fiscal year ended June 30, 1994.
                                     or

[_] Transition report pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934 (No Fee Required) For the transition period from ___________ to ___________

                      Commission file number:  1-8989


                      THE BEAR STEARNS COMPANIES INC.
- - - - - - - ---------------------------------------------------------------------------
           (Exact Name of Registrant as Specified in its Charter)

            Delaware                                  13-3286161
- - - - - - - --------------------------------           --------------------------------
 (State or Other Jurisdiction of            (I.R.S. Employer Identification
 Incorporation or Organization)                          No.)

                 245 Park Avenue, New York, New York 10167
                               (212) 272-2000
- - - - - - - ---------------------------------------------------------------------------
  (Address, Including Zip Code, and Telephone Number, Including Area Code,
                of Registrant's Principal Executive Offices)


        Securities registered pursuant to Section 12(b) of the Act:
                                                 Name of Each Exchange
       Title of Each Class                        on Which Registered
- - - - - - - --------------------------------           --------------------------------
Common Stock, par value $1.00 per               New York Stock Exchange
  share
Adjustable Rate Cumulative                      New York Stock Exchange
  Preferred Stock, Series A
Depositary Shares, each representing a          New York Stock Exchange
  one-eighth interest in a share of
  7.88% Cumulative Preferred Stock,
  Series B
Depositary Shares, each representing a          New York Stock Exchange
  one-eighth interest in a share of
  7.60% Cumulative Preferred Stock,
  Series C
Depositary Shares, each representing            New York Stock Exchange
  a one-eighth interest in a share of
  8% Cumulative Preferred Stock,
  Series D (not presently outstanding)
9-1/8% Senior Notes Due 1998                    New York Stock Exchange
9-3/8% Senior Notes Due 2001                    New York Stock Exchange
5-1/2% MRK Common-Linked Higher Income          American Stock Exchange
  Participation Securities Due 1997
Amex Hong Kong 30 Index Call Warrants           American Stock Exchange
  Expiring June 10, 1996
Amex Hong Kong 30 Index Put Warrants            American Stock Exchange
  Expiring June 10, 1996
Japan Index Call Warrants Expiring              American Stock Exchange
  July 29, 1997
Japan Index Put Warrants Expiring               American Stock Exchange
  July 29, 1997

        Securities registered pursuant to Section 12(g) of the Act:
                                    NONE
- - - - - - - ---------------------------------------------------------------------------
                              (Title of Class)

                                        (Cover Page continued on next page)

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Indicate by check mark whether the registrant: (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.    Yes  [x]   No  [_]


Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [x]

At September 1, 1994, the aggregate market value of the voting stock held by non-affiliates of the registrant was approximately $1,976,701,000. For purposes of this information, the outstanding shares of Common Stock owned by directors and executive officers of the registrant were deemed to be shares of Common Stock held by affiliates.

On September 1, 1994, the registrant had outstanding 112,153,225 shares of Common Stock, par value $1.00 per share, which is the registrant's only class of common stock.

                    DOCUMENTS INCORPORATED BY REFERENCE:

Parts II and IV of this Form 10-K incorporate information by reference from certain portions of the registrant's 1994 Annual Report to Stockholders. The information required to be furnished pursuant to Part III of this Form 10-K will be set forth in, and incorporated by reference from, the registrant's definitive proxy statement for the annual meeting of stockholders to be held October 24, 1994, which definitive proxy statement will be filed by the registrant with the Securities and Exchange Commission not later than 120 days after the end of the fiscal year ended June 30, 1994.
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                                     PART I


     Item 1.   Business.
               --------
               (a)  General Development of the Business
                    -----------------------------------
               The Bear Stearns Companies Inc. (the "Company") was incorporated under the laws of the State of Delaware on August 21, 1985. The Company is a holding company that, through its subsid-iaries, principally Bear, Stearns & Co. Inc. ("Bear Stearns") and Bear, Stearns Securities Corp. ("BSSC"), is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institutional and individual investors. BSSC, a wholly-owned subsidiary of Bear Stearns, provides all professional and correspondent clearing services as well as the clearance and settlement of the Company's proprietary and customer transactions. The Company succeeded to the business of Bear, Stearns & Co., a New York limited partnership (the "Partner-ship"), on October 29, 1985. As used in this Report, the "Company" refers, unless the context requires otherwise, to The Bear Stearns Companies Inc. and its subsidiaries and also includes the prior busi-ness activities of the Partnership.

               (b)  Financial Information About Industry Segments
                    ---------------------------------------------
               The Company's business activities are highly integrated and constitute a single industry segment. Other businesses or classes of similar products or services in which the Company was engaged during each of the three years in the period ended June 30, 1994 represented less than 10% of consolidated revenues, operating profit and assets. Financial information regarding the Company's foreign operations for those same periods is set forth under the Notes to the Consolidated Financial Statements (Footnote 13 "Segment and Geographic Area Data") in the registrant's 1994 Annual Report to Stockholders (the "Annual Report"), which is incorporated herein by reference to Exhibit No.
     (13) of this report.

               (c)  Narrative Description of Business
                    ---------------------------------
               The Company is a holding company that, through its subsidiaries, principally Bear Stearns and BSSC, is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institutional and individual investors. The business of the Company includes market-making and trading in corporate,



























     NYFS04...:\25\22625\0110\7120\10K91994.N1D
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     United States government and agency, mortgage-related, asset-backed and municipal securities and trading in options, futures, foreign currencies, interest rate swaps and other derivative products; securities and commodities arbitrage; securities, options and commodities brokerage for domestic and international institutional and individual clients; underwriting and distribution of securities, arranging for the private placement of securities, assisting in mergers and acquisitions and restructuring and providing other financial advisory services, including advising on, and participating in principal investments in, leveraged acquisitions; providing securities clearance services; specialist activities in securities on the floors of the New York Stock Exchange, Inc. ("NYSE"); customer financing activities; securities lending activities; fiduciary services; and providing other services, including real estate brokerage, investment management and advisory activities, and securities research.

               The Company's operations are conducted from its principal offices in New York City, from domestic regional offices in Atlanta, Boston, Chicago, Dallas, Los Angeles and San Francisco from representative offices in Beijing, Geneva, Hong Kong and Shanghai, through international subsidiaries in Buenos Aires, Frankfurt, Hong Kong, London, Paris, Sao Paulo and Tokyo, and through joint ventures with other firms in Karachi, Madrid and Paris. The Company's foreign offices provide services and engage in investment activities involving foreign clients and international transactions. The Company's trust company subsidiary, Custodial Trust Company, operates from offices in Princeton, New Jersey.

               Bear Stearns and BSSC are broker-dealers registered with the Securities and Exchange Commission (the "SEC"), are members of the NYSE and all other principal United States securities and commodities exchanges and are members of the National Association of Securities Dealers, Inc. ("NASD") and the National Futures Association ("NFA"). Bear Stearns is also a "primary dealer" in United States government securities designated by the Federal Reserve Bank of New York.

               As of June 30, 1994, the Company had 7,321 employees.


     Securities Trading Activities
     -----------------------------
               General.  The Company makes inter-dealer markets and trades
               -------
     as principal in corporate debt and equity securities, United States and non-United States government and agency securities, mortgages and mortgage-backed securities, other asset-




























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     backed securities, municipal and other tax-exempt securities, interest rate swaps and other derivative products. Bear Stearns is one of the largest dealers in the United States in fixed income securities, including securities of the United States government and its agencies, mortgage-backed securities and corporate and tax-exempt securities. Inventories of such fixed income securities and over-the-counter equities are carried to facilitate sales to customers and other dealers.

               United States Government and Agency Obligations.  The
               -----------------------------------------------
     Company is recognized by the Federal Reserve Bank of New York as a primary dealer in United States government, government guaranteed and agency obligations and similar instruments. The Company participates in the auction of, and maintains proprietary positions in, United States Treasury bills, notes and bonds. The Company also participates as a selling group member as underwriter in the distribution of various United States Government agency and sponsored corporation securities and maintains proprietary positions in such securities. In connection with these activities, the Company enters into transactions in options, futures and forward contracts to hedge its proprietary positions. As a primary dealer, Bear Stearns makes weekly reports of its inventory positions and market transactions in United States government securities to the Federal Reserve Bank of New York and buys and sells government securities directly with the Federal Reserve Bank of New York as part of the Bank's open market activities. The Company's daily trading inventory in United States government, government guaranteed and agency obligations is financed principally through the use of repurchase agreements. In addition, the Company serves as an intermediary between borrowers and lenders of short-term funds through the use of repurchase and reverse repurchase agreements.

               Corporate Fixed Income Securities.  The Company acts as a
               ---------------------------------
     dealer in corporate fixed income securities, including preferred stocks, in the United States and in London. It buys and sells such securities for its own account in principal transactions with institu-tional and individual customers as well as other dealers. As part of this business, the Company participates in the trading and sales of high yield, non-investment-grade securities, the securities of companies that are the subject of pending bankruptcy proceedings and bank loans. In addition, the Company conducts trading activities in Eurodollar securities (primarily debt securities) in London, and makes markets in New York and London in foreign securities and non-dollar issues. The Company offers hedging and arbitrage services utilizing financial futures and other instruments to domestic and foreign institutional and individual customers and quantitative,




























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     strategic and credit research services relating to fixed income securities to its domestic and international clients.

               Mortgage-Related Securities and Products.  The Company makes
               ----------------------------------------
     markets in and trades Government National Mortgage Association ("GNMA") securities, Federal Home Loan Mortgage Corporation ("FHLMC") Participation Certificates, Federal National Mortgage Association ("FNMA") mortgage-backed securities, Resolution Trust Corporation ("RTC") mortgage pass-through certificates, Small Business Administration loans, loans guaranteed by the Farmers Home Loan Administration, Federal Housing Authority insured multi-family loans, real estate mortgage investment conduit ("REMIC") and non-REMIC collateralized mortgage obligations, including residual interests, and other derivative mortgage-backed securities and products, such as mortgage servicing and interest rate swaps. The Company also trades real estate mortgage loans originated by unaffiliated mortgage lenders, both on a securitized and non-securitized basis. The Company acts as underwriter and placement agent with respect to transactions in all manner of rated and non-rated mortgage-related securities issued by affiliated and unaffiliated parties and enters into significant commitments, such as forward contracts, standby arrangements and futures contracts, in respect of GNMA, FNMA, FHLMC and RTC securities and other rated and non-rated mortgage-related securities. Certain rated and non-rated mortgage-related securities are considered to be liquid while others, as well as non-securitized mortgage loans, are considered to be less readily marketable. The market for mortgage-related securities continues to evolve rapidly, presenting both opportunities and risks.

               The Company trades GNMA, FNMA and FHLMC "to be announced" securities, which are securities having a stated coupon and original term to maturity although the issuer and/or the specific pool of mortgage loans are not known at the time of the transactions. The Company buys and sells such securities for its own account in transactions with institutional and individual investors, as well as with other dealers. Under the Company's trading agreements, the Company generally has the right to request margin from its counter-party.

               Through a special purpose subsidiary, the Company acts as a private secondary market mortgage conduit for non-conforming fixed and adjustable rate residential mortgage loans. This subsidiary purchases residential mortgage loans meeting approved criteria and resells these loans to institutional investors in the form of non-securitized mortgage loans or participation certificates or in securitized form. In connection with such activities, the Company enters into commit-ments to purchase and



























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     sell such loans and securities.  A staff of mortgage underwriters ana-
     lyzes and performs procedures to verify the authenticity and in-vestment quality of non-securitized mortgage loans in connection with their purchase for the account of the Company. From time to time, loans secured by commercial properties may be purchased for resale.

               The Company, through another subsidiary, has established a full-purpose mortgage banking company for the purchase, sale and servicing of conventional, as well as FHA/VA fixed rate and adjustable rate mortgage loans which are primarily first liens secured by residential properties. Generally, whole portfolios of loans of various levels of quality are purchased from financial institutions and other secondary mortgage market sellers. Prior to bidding on a portfolio of loans an analysis of the portfolio is performed by experienced mortgage loan underwriters. Upon acquisition of a loan portfolio, the loans are classified as investment-grade and non-investment-grade. Collection efforts are the primary focus of the non-investment-grade segment of the loan portfolio. A collection department employs a staff of work-out specialists and loan counselors to assist borrowers with their payments. If collection efforts are unsuccessful, a foreclosure department will commence and monitor the foreclosure process until the property securing the loan has been foreclosed, or otherwise acquired, or the borrower brings the loan current. The portfolio may include real estate which had been foreclosed or was in the process of foreclosure at the time of acquisition. The REO department is responsible for real property which has been foreclosed including maintaining the property and marketing it through regional real-estate brokers. The investment-grade loans are sold to other institutional investors either in secu-ritized or non-securitized form.

               In addition, special purpose subsidiaries issue REMIC and non-REMIC collateralized mortgage obligations directly or through one or more trusts they have established.

               The Company maintains international mortgage-related operations through a joint venture with Credit Lyonnaise in France. The Company, through Bear Stearns Spanish Securitization Corp., entered into an agreement with a consortium of Spanish banks to promote asset securitization in Spain.

               Asset-Backed Securities.  The Company acts as underwriter
               -----------------------
     and placement agent with respect to investment-grade and lower rated asset-backed securities issued by unaffiliated third parties. Such asset-backed securities include securities backed by consumer automobile receivables (originated by captive finance




























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     subsidiaries of automobile manufacturers as well as those originated by commercial banks and finance companies), credit card receivables, home equity lines of credit or second mortgages, timeshare receivables and computer leases. The Company also makes markets in and trades such asset-backed securities. The market for asset-backed securities is relatively recent. While there are ready markets for the investment-grade asset-backed securities described above, other types may lack liquidity.

               Municipal Securities and Related Products.  The Company is a
               -----------------------------------------
     major dealer in tax-exempt and taxable municipal securities, including general obligation and revenue bonds, leases, notes, and variable rate obligations issued by states, counties, cities and state and local governmental authorities. The Company is active as a managing under-writer of negotiated and competitive new issues. It makes markets in a broad range of long-term and short-term municipal securities, both to facilitate trades with institutional clients and to realize trading gains for the Company. For a fee, the Company provides liquidity to the variable rate demand bond market as agent for issuers. The Company periodically uses municipal futures to hedge its cash market bond inventory. In addition, the Company maintains a municipal arbi-trage portfolio for its own account, consisting of municipal futures and cash bond positions. The Company's underwriting, trading and sales activities are supported by a municipal credit research group.

               Arbitrage.  The Company engages for its own account in both
               ---------
     "classic" and "risk" arbitrage of securities. In classic arbitrage the Company seeks to profit from temporary discrepancies that occur between the prices at which a security is traded in two or more markets, or between the price of a convertible security and the underlying security or between securities that are or will be exchangeable at a later date or contracts that will be settled in cash at a later date. The Company's risk arbitrage activities involve purchasing securities at discounts from the value that will be realized if certain proposed or anticipated transactions, such as mergers, recapitalizations and tender or exchange offers, are consummated.

               Commodities Arbitrage.  The Company trades for its own
               ---------------------
     account in commodity futures, forward contracts and physical commodi-ties, primarily crude oil, heating oil and refined products. These trading activities primarily seek to take advantage of discrepancies between the cash ("spot") and futures markets.

               Block Trading.  The Company effects transactions in large
               -------------
     blocks of securities, usually with institutional investors

























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     and generally involving blocks of 50,000 or more shares of listed stocks. Such transactions are handled on an agency basis to the extent possible, but the Company may take a long or short position as principal to the extent that a purchaser or seller is not immediately available.

               Options and Indexes.  The Company maintains substantial
               -------------------
     proprietary trading and investment positions in a wide range of derivative securities, including listed and over-the-counter equity options, stock index futures and options and index swaps in domestic and foreign markets. The Company also executes client transactions in both listed and unlisted options and often is required to act as principal to facilitate these transactions.

               Foreign Exchange.  The Company engages in various foreign
               ----------------
     exchange activities, including proprietary trading in major currencies (spot and forward), minor currencies, listed and over-the-counter foreign currency options, and foreign currency futures. A full range of currency options strategies are structured to meet specific client risk management objectives.

               Derivatives.  The Company specializes in individually
               -----------
     negotiated over-the-counter derivative contracts involving interest rates, currencies, equities, and mortgages. The products include interest rate swaps, caps and floors, currency swaps, equity swaps, equity options and mortgage swaps. The group also works on structured derivative products which combine derivatives with both privately and publicly placed debt or equity issuances. The Company's over-the-counter derivatives business meets clients' needs in a number of areas, including corporate finance and capital markets.

               Over-the-Counter Equity Securities.  The Company makes
               ----------------------------------
     markets, buying and selling as a principal, in common stocks, preferred stocks, warrants and other securities traded on the NASD's Automated Quotation System or otherwise in the over-the-counter market. Principal transactions with customers are effected at a net price equal to the current inter-dealer price, plus or minus a mark-up or mark-down.

               Emerging Markets.  The Company is recognized as one of the
               ----------------
     dominant emerging markets efforts in the worldwide financial community. The Company provides a full range of brokerage services, including equity and fixed income trading and sales, capital markets and research and a wide range of investment banking services. As part of these activities, the Company manages and participates in public offerings and arranges the private placement of debt and equity securities directly with























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     institutional investors.  The markets currently covered by the Company include all of Latin America, East Asia (China, Hong Kong and Taiwan), Thailand, Malaysia, Indonesia, the Philippines, Korea, India, Pakistan and Southern Europe.

               Specialist Activities.  The Company is a participant in
               ---------------------
     specialist units on the NYSE, performing specialist functions in 72 NYSE-listed stocks. These market-making operations are conducted through joint ventures with other independent exchange members and member organizations pursuant to joint account agreements. The market-making function of the specialist involves risk during periods of market fluctuation, since specialists generally are obligated to take positions in their issues that are against the direction of the market in order to minimize short-term imbalances in the auction market.


     Brokerage Activities
     --------------------
               A major portion of the Company's revenues is derived from customer commissions on brokerage transactions in equity and debt securities. The Company is one of the leading firms in the U.S. in providing brokerage services to institutional investors. The Company's brokerage clients include both U.S. and foreign institutional investors, such as investment advisors, mutual funds, commercial banks, pension and profit sharing funds and insurance companies, and high net worth individuals. A significant portion of the Company's commission business is for institutional clients, often in block trades requiring special marketing and trading expertise, as well as from transactions originated by the correspondent firms for which the Company provides securities clearance services. The largest portion of the Company's commission revenue is derived from brokerage transactions in listed securities.

               Institutional.  A substantial portion of the Company's
               -------------
     commission business involves the execution of transactions in corporate securities for domestic and foreign institutional investors. The primary source of revenue from equity activities is negotiated commission revenue, earned for providing customers with liquidity, trading expertise, trade processing capability and investment advice, the last of which includes, for example, investment strategies and economic forecasts, as well as industry and company analysis and investment recommendations.

               Individual Investors.  The Company's individual investor
               --------------------
     sales force concentrates on servicing individuals with high


























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     net worth who engage in securities transactions of a size sufficient to benefit from the Company's execution capabilities.

               Option and Index Products.  The Company provides a full
               -------------------------
     range of equity and index option related execution services to institutional and individual investor clients. The Company utilizes sophisticated research and computer modeling to assist in the formulation of option and index trading strategies and recommendations to clients.

               Commodities.  The Company provides transaction services for
               -----------
     customers in the purchase and sale of commodity futures contracts, including stock index, interest rate, currency, agricultural and precious metals futures and options on commodity futures contracts and physical commodities. Commodity futures trading is subject to extensive regulation by the Commodity Futures Trading Commission ("CFTC") pursuant to the Commodity Exchange Act and the Commodity Futures Trading Commission Act of 1974 in the United States. Additionally, commodity futures activities in the United Kingdom are subject to regulation by the Securities and Futures Authority (the "SFA").

               Substantially all transactions in commodity futures contracts are on margin, subject to individual exchange regulations. Commodity transactions may expose the Company to risk in the event margin requirements are not sufficient to fully cover losses to which market participants may be exposed during a trading day. The Company is a clearing member of the Chicago Board of Trade, the Chicago Mercantile Exchange, the Commodity Exchange, Inc. and other principal commodity exchanges in the United States and is a member of the International Petroleum Exchange (the "IPE"), Futures and Option Exchange (the "FOX") and London International Financial Futures Exchange (the "LIFFE") in the United Kingdom and the Marche a Terme International de France ("MATIF") in France.

               International.  Two of the Company's London subsidiaries,
               -------------
     Bear, Stearns International Limited ("BSIL") and Bear Stearns U.K. Limited ("BSUK") are securities broker-dealers and jointly provide several classes of services, such as principal transactions, agency transactions, underwriting and investment banking activities. BSIL and BSUK are both members of the SFA and BSIL is a member of the IPE, the LIFFE, the International Securities Market Association (the "ISMA") and the London Commodities Exchange (the "LCE"). Another London subsidiary, Bear Stearns International Trading ("BSIT") is a market maker in various non-dollar denominated equity securities



























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     and engages in index and derivative arbitrage.  BSIT is a member of the London Stock Exchange and SEAQ International.

               The Company's Paris subsidiaries are Bear Stearns S.A. ("BSSA") and Bear Stearns Finance S.A. ("BSFSA"). BSSA sells equity securities to institutional customers. BSFSA is a regulated French broker-dealer and a member of the MATIF.

               Bear Stearns Bank GmbH ("BSB") is a licensed German bank, dealing in institutional equity sales and trading. BSB is a member of the Frankfurt Stock Exchange. Bear Stearns (Japan) Ltd. ("BSJL") is a broker-dealer registered with the Ministry of Finance (the "MOF") in Japan. BSJL sells equity and fixed income securities to Japanese institutional customers. Bear Stearns Hong Kong Ltd. ("BSHK") is a member of the Chicago Board of Trade ("CBOT") and the Securities and Futures Commission ("SFC"). Bear Stearns Asia Ltd. ("BSAL") sells equity and fixed income securities to Hong Kong institutional and retail customers and also provides investment banking services to institutional clients.


     Investment Banking
     ------------------
               The Company is a major investment banking firm offering a full range of capital formation and advisory services for a broad range of corporate, government and other clients. The Company manages and participates in public offerings and arranges the private placement of debt and equity securities directly with institutional investors. As part of these activities, the Company participates in the public offering of high yield, non-investment-grade securities. The Company provides advisory services to clients on a wide range of financial matters and assists in the execution of mergers and acquisitions, leveraged buyouts, divestitures, asset-based financings and corporate reorganizations and recapitalizations. In addition, the Company manages and participates in underwritings outside the United States of Eurodollar obligations of corporate issuers. The Company has expanded its capabilities for raising capital through Latin American and Asian private and public sector issuers in the international fixed income and equity markets.

               The Company also is a major underwriter of corporate and municipal securities, particularly as a manager or co-manager. The Company is a leading underwriter of mortgage-backed securities, and underwrites and offers on a principal basis a variety of mortgage-related securities, including whole loans,






























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     pass-through certificates and collateralized mortgage obligations.

               The Company arranges and participates in public offerings and private placements of debt and equity securities of public and private sector issuers of emerging market countries ("EMCs"). The Company also trades such securities, both as principal and as agent, for its customers, in Europe, Latin America, the Far East and the United States.

               As part of its investment banking activities, the Company from time to time participates in principal investments in leveraged acquisitions. As part of these activities, the Company originates, structures and invests in merger, acquisition, restructuring and leveraged capital transactions, including leveraged buyouts. The Company's investments are generally in the form of equity securities (either common stock or preferred stock). Equity securities purchased in these transactions generally are held for appreciation and are not readily marketable. While the Company believes that the current carrying value of these investments is at least equal to their eventual realizable value, it is not possible to determine whether or when the Company will realize the value of these investments.

               Real Estate.  The Company is engaged in a variety of real
               -----------
     estate activities on a nationwide basis. It acts as a financial advisor to both debtors and creditors of financially troubled and/or bankrupt real estate companies. A wholly-owned subsidiary of the Company acts as a co-general partner in a limited partnership formed to allow U.S. pension funds to purchase multifamily properties nationwide. Another wholly-owned subsidiary of the Company is a licensed real estate broker and engages in the sale of investment-grade commercial real estate and arranges debt and equity placements for both existing and proposed projects.

               International.  The Company sells and trades a wide variety
               -------------
     of dollar and non-dollar denominated securities to institutional investors throughout the world. In addition, the Company has assumed a substantial role in the private placement of United States securities in the United Kingdom. The Company also provides a range of investment banking, corporate advisory and merger and acquisition services outside the United States.

     Securities Clearance Activities
     -------------------------------
               The Company provides a full range of securities clearance services to clients. Correspondent clearing clients are fully disclosed correspondents who are members of the NYSE and the NASD engaged in the retail or institutional brokerage business. Additionally, the Company is extensively involved in the clearing of transactions for professional/specialist clients consisting of market makers, specialists, arbitrageurs, hedge funds, money managers and other professional traders.

               In addition to commissions and service charges derived from the Company's securities clearance activities, the Company derives substantial interest revenue from its securities clearance activities. The Company extends credit directly to customers of the correspondent broker to enable such customers to conduct securities transactions on margin, with the securities firms guaranteeing the accounts of their clients. The Company also extends margin credit directly to its correspondent firms, to the extent that such firms hold securities positions for their own account. Because the Company must rely on the guaranties and general credit of its correspondent firms, the Company may be exposed to significant risks of loss if any of its correspon-dents is unable to meet its financial commitments in the event of a significant change in the value of the securities held as collateral. The correspondent clearing business for risk arbitrageurs, hedge funds, specialists, market makers and other professional traders can require substantial commitment of the Company's capital and involves varying degrees of risk. The Company has developed computerized control systems to monitor and analyze risk on a daily basis.

               In addition to executing trades, the Company also provides other services to its correspondents, including recordkeeping, streamlined trading reports, accounting functions, back office services, stock loan facilities, reorganization services and custody of securities. The Company's prime broker system provides consolidated reporting and securities processing for professional clients who execute trades at more than one securities firm. The responsibilities arising out of the Company's clearing relationships are allocated pursuant to agreements with its correspondents. To the extent that the correspondent broker has resources available, this allocation of responsibilities protects the Company against claims by customers of correspondent brokers where the responsibility for the function giving rise to a claim has been allocated to the correspon-dent broker. If the correspondent is unable to meet its obligation to its customers, however, dissatisfied customers may attempt to seek recovery from the Company.

               The Company views its correspondent clearing accounts in the context of developing broader relationships. In addition to performing administrative, operational and settlement functions, the Company also advises correspondents on communications systems, and makes available a variety of nonbrokerage products and services at favorable prices that reflect the Company's purchasing power as a leading firm in the industry.


     Interest
     --------
               The Company derives net interest income from customer margin loans and securities lending activities.

               Customer Financing.  Customers' securities transactions are
               ------------------
     effected on either a cash or margin basis. In margin transactions, the Company extends credit, subject to various regulatory and internal requirements, to the customer, collateralized by securities and cash in the customer's account, for a portion of the purchase price, and receives income from interest charged on these extensions of credit. Interest rates charged to customers for such margin financing are based upon the federal funds rate or brokers call rate. In permitting customers to purchase on margin, the Company takes the risk of a mar-ket decline that would reduce the value of its collateral below the amount of a customer's indebtedness before the collateral could be sold. The amount of the Company's interest revenue is affected by the volume of customer borrowing and by prevailing interest rates.

               Securities Lending Activities.  In connection with both its
               -----------------------------
     trading and brokerage activities, the Company borrows securities to cover short sales and to complete transactions in which customers have failed to deliver securities by the required settlement date, and lends securities to other brokers and dealers for similar purposes. The borrower of securities is required to deposit cash or other col-lateral, or to post a letter of credit, with the lender and generally receives a rebate (based on the amount of cash deposited) or pays a fee calculated to yield a negotiated rate of return to the lender. Stock borrow and stock loan transactions are generally executed pursuant to written agreements with counterparties which require that the securities borrowed and loaned be marked to market on a daily basis and that excess collateral be refunded or that additional collateral be furnished in the event of changes in the market value of the securities. Margin adjustments are usually made on a daily basis through the facilities of various clearing houses.


     Other Activities
     ----------------
               Asset Management.  The Company's asset management division
               ----------------
     manages investment portfolios on behalf of retirement plans, insurance companies, corporations, foundations, endowments and high net worth individuals. The Company's asset management division currently manages over $6.0 billion of equity and fixed income investments for its institutional and individual clientele.

               Securities Research.  To provide customers with current
               -------------------
     information and opinions on investments and securities markets, the Company provides analysis of approximately 600 companies and evaluates the trends and outlooks in 35 separate industries and the impact of changes in legislation, regulation and accounting standards on companies and their businesses. A fixed income research unit contained within the Company's Financial Analytics and Structured Transactions Group provides financial engineering and securitization capabilities, investment research fixed income portfolio management and analytical systems and trading technology on mortgage-related and fixed income securities. This unit also performs original research on valuation techniques and provides consulting services. A high grade fixed income research unit, consisting of approximately 15 analysts and researchers, provides similar services in respect of high grade fixed income securities and a high yield fixed income research unit, consisting of approximately 15 analysts and researchers, provides sim-ilar services in respect of high yield fixed income securities. The Company derives revenues for its research activities principally from securities transactions in its agency or dealer capacity, from its consulting services and from offering portions of its research for a fee.

               Insurance.  The Company acts as agent for several life
               ---------
     insurance companies and sells deferred annuities and life insurance. Revenues derived from the sale of such insurance products have not been significant.

               Custodial Trust Company.  The Company offers a range of
               -----------------------
     fiduciary services and securities clearance services through a wholly-owned subsidiary of the Company, Custodial Trust Company ("CTC"). CTC provides the Company with banking powers, such as access to the securities and funds wire services of the Federal Reserve. CTC offers fiduciary, custody and agency services for institutional accounts; clearing government securities for insti-tutions and dealers; processing mortgage and asset-related products, including derivatives and CMO products; and commercial lending. At June 30, 1994, CTC held over $25 billion of assets for institutional clients including pension funds, mutual funds, endowment funds, religious organizations and insurance companies.

               Fiduciary Services.  The Company assists pension and welfare
               ------------------
     funds, other institutional investors and individual clients with high net worth in overseeing their investment-related affairs.


     Administration and Operations
     -----------------------------
               Administrative and operations personnel are responsible for the processing of securities transactions; the receipt, identification and delivery of funds and securities; internal financial control; accounting functions; office services; custody of customers' securities; and the handling of margin accounts of the Company and its correspondents. The processing, settlement of and accounting for orders from the Company's customers, correspondents and correspondents' customers is handled by a staff of approximately 3,230 employees, located in separate operations offices in New York City and in each of the Company's regional offices.

               The Company executes its own and its correspondents' transactions on all United States exchanges and in the over-the-counter market. The Company clears all of its domestic and foreign transactions (delivery of securities sold, receipt of securities purchased and transfer of related funds) through its own facilities and through memberships in various clearing corporations, except for certain government, government agency and mortgage-related securities transactions, which are cleared through unaffiliated commercial banks, and certain other government and government agency securities transactions, which are cleared through Custodial Trust Company.

               There is considerable fluctuation during any year and from year to year in the volume of transactions the Company must process, clear and settle. Operations personnel monitor day-to-day operations to determine compliance with applicable laws, rules and regulations. The Company records transactions and posts its books on a daily basis. Failure to keep current and accurate books and records can render the Company liable to disciplinary action by governmental and self-regulatory organizations.

               The Company maintains its own data processing facilities, which have been expanded significantly in recent years.

               The Company believes that its internal controls and safeguards are adequate, although fraud and misconduct by customers and employees and the possibility of theft of securities are risks inherent in the securities industry. As required by the NYSE and certain other authorities, the Company carries a broker's blanket bond covering loss or theft of securities as well as forgery of checks and drafts and embezzlement and misplacement of securities. This bond provides fidelity coverage and coverage for loss or theft of securities, fraudulent trading and forgery of securities of $200,000,000, subject to a deductible of $2,500,000 per occurrence.


     Competition
     -----------
               The Company encounters intense competition in all aspects of the securities business and competes directly with other securities firms, both domestic and foreign, a significant number of which have substantially greater capital and other resources and some of which offer a wider range of financial services than the Company. In addition to competition from firms currently in the securities business, in recent years the Company has experienced increasing competition from other sources, such as commercial banks and insurance companies offering financial services, and from other investment alternatives. The Company believes that the principal factors affecting competition in the securities industry are the quality and ability of professional personnel and relative prices of services and products offered.


     Regulation and Other Factors Affecting the Company and the Securities
     ---------------------------------------------------------------------
     Industry
     --------
               The securities industry in the United States is subject to extensive regulation under both federal and state laws. The SEC is the federal agency responsible for the administration of the federal securities laws. Bear Stearns is registered as a broker-dealer and investment adviser with the SEC and is registered as a broker-dealer in all 50 states and the District of Columbia. Much of the regulation of broker-dealers has been delegated to self-regulatory organizations, principally the NASD, the Municipal Securities Rulemaking Board and national securities exchanges such as the NYSE, which has been designated by the SEC as the primary regulator of certain of the Company's subsidiaries, including Bear Stearns and BSSC. These self-regulatory organizations adopt rules (which are subject to approval by the SEC) that govern the industry and conduct periodic examinations of the Com-pany's operations. Securities firms are also subject to regulation by state securities administrators in those states in which they conduct business.

               Broker-dealers are subject to regulations which cover all aspects of the securities business, including sales methods, trade practices among broker-dealers, use and safekeeping of customers' funds and securities, capital structure of securities firms, recordkeeping and the conduct of directors, officers and employees. The regulations to which investment advisers are subject cover recordkeeping, fee arrangements, disclosure to clients and the conduct of directors, officers and employees. Additional legislation, changes in rules promulgated by the SEC and self-regulatory organizations or changes in the interpretation or enforcement of existing laws and rules may directly affect the mode of operation and profitability of broker-dealers or investment advisers. The SEC, self-regulatory organizations and state securities commissions may conduct administrative proceedings which can result in censure, fines, the issuance of cease-and-desist orders or the suspension or expulsion of a broker-dealer or an investment adviser, its officers or employees. The principal purpose of regulation and discipline of broker-dealers or investment advisers is the protection of customers and the securities markets, rather than protection of creditors and stock-holders of broker-dealers and investment advisers. Occasionally, the Company's subsidiaries have been subject to routine investigations and proceedings, and sanctions have been imposed for infractions of various regulations relating to activities as a broker-dealer, none of which, to date, has had a material adverse effect on the Company or its business.

               The Market Reform Act of 1990 was adopted to strengthen regulatory oversight of the securities markets, improve financial market participants, and improve the safety and efficiency of market mechanisms by creating a system of information and oversight over the parents and other affiliates of broker-dealers. The SEC has adopted the Risk Assessment Reporting Requirements for Brokers and Dealers (the "Risk Assessment Rules") to implement the provisions of the Market Reform Act of 1990. The Risk Assessment Rules require that broker-dealers develop an organizational chart, maintain risk management procedures or standards for monitoring and controlling the risks resulting from activities of material associated persons and maintain and preserve records and other information and file quarterly reports concerning the risk management procedures and financial and securities activities of the broker-dealers' holding companies, affiliates or subsidiaries that are reasonably likely to have a material impact on the financial and operational condition of the broker-dealer.

               The Insider Trading and Securities Fraud Enforcement Act of 1988 augments enforcement of the securities laws through a variety of measures designed to provide greater deterrence, detection and punishment of insider trading violations. Among other things, the law expands the scope of civil penalties to controlling persons who fail to take adequate steps to prevent insider trading; initiates a bounty program giving the SEC discretion to reward informants who provide assistance to the agency; and requires broker-dealers and investment advisors to establish and enforce written policies and procedures reasonably designed to prevent the misuse of inside information.

               The Government Securities Act of 1986 (the "Government Securities Act") established a comprehensive and coordinated pattern for the regulation of brokers, dealers and financial institutions trading in government securities, including Bear Stearns. Under the Government Securities Act, Bear Stearns is subject to Department of Treasury regulations regarding, among other things, capital adequacy, custody of securities, custody and use of government securities and transfers and control of government securities subject to repurchase transactions.

               The commodities industry in the United States is subject to regulation under the Commodity Exchange Act, as amended. The CFTC is the federal agency charged with the administration of the Commodity Exchange Act and the regulations thereunder. Bear Stearns and BSSC are registered with the CFTC as futures commission merchants and are subject to regulation as such by the CFTC and various domestic boards of trade and other commodity exchanges. Bear Stearns' and BSSC's commodity futures business is also regulated by the NFA, a not-for-profit membership corporation which has been designated a registered futures association by the CFTC.

               As registered broker-dealers and member firms of the NYSE, Bear Stearns and BSSC are subject to the Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934, as amended (the "Exchange Act")), which also has been adopted through incorporation by reference in NYSE Rule 325. The Net Capital Rule, which specifies minimum net capital requirements for registered brokers and dealers, is designed to measure the general financial integrity and liquidity of a broker-dealer and requires that at least a minimum part of its assets be kept in relatively liquid form.

               On May 6, 1991 the SEC amended the provisions of the Net Capital Rule by providing (i) that a broker-dealer notify the SEC and certain other parties, in writing, two business days prior to making withdrawals of equity capital directly or indirectly to benefit certain related persons if those withdrawals would exceed, in any 30 day period, 30% of the broker-dealer's excess net capital, (ii) that a broker-dealer notify the SEC within two business days after any withdrawal, advance or loan directly or indirectly to benefit certain related persons if such withdrawal, advance or loan would exceed, in any 30 day period, 20% of the broker-dealer's excess net capital (iii) that withdrawing equity capital from a broker-dealer be prohibited if the effect of the withdrawal would cause the broker-dealer's net cap-ital to be less than 25% of its deductions required by the net capital rule as to its readily marketable securities, unless the broker-dealer has the prior consent of the SEC, and (iv) that the SEC may, by order, prohibit withdrawals of capital from a broker-dealer for a period of up to 20 business days, if the withdrawals would be in an amount greater than 30% of the broker-dealer's excess net capital and the SEC believes such withdrawals would be detrimental to the financial integrity of the firm or would unduly jeopardize the broker-dealer's ability to pay its customer claims or other liabilities. The effect of the foregoing amendments may be to limit the ability of Bear Stearns and BSSC to pay dividends and make other distributions to the Company.

               Bear Stearns and BSSC are also subject to the net capital requirements of the CFTC and various commodity exchanges, which generally require that Bear Stearns and BSSC maintain a minimum net capital equal to the greater of the alternative net capital requirement provided for under the Exchange Act or 4% of the funds required to be segregated under the Commodity Exchange Act and the regulations promulgated thereunder.

               Compliance with the Net Capital Rule could limit those operations of Bear Stearns and/or BSSC that require the intensive use of capital, such as underwriting and trading activities and financing customer account balances, and also could restrict the Company's ability to withdraw capital from Bear Stearns or BSSC, which in turn could limit the Company's ability to pay dividends, pay interest or repay debt and redeem or purchase shares of its outstanding capital stock. Additional information regarding net capital requirements is set forth in the Notes to Consolidated Financial Statements under the caption "Regulatory Requirements" in the Annual Report, which is incorporated herein by reference to Exhibit No. (13) of this report.

               Bear Stearns and BSSC are members of the Securities Investor Protection Corporation ("SIPC"), which provides, in the event of the liquidation of a broker-dealer, protection for customers' accounts held by the firm of up to $500,000 for each customer, subject to a limitation of $100,000 for claims for cash balances. In addition, the Company has purchased $9,500,000 of additional coverage from a private insurer for securities positions for each of the Company's customers.

               The activities of the Company's bank and trust company subsidiary, Custodial Trust Company, are regulated by the New Jersey Department of Banking and the Federal Deposit Insurance Corporation ("FDIC"). FDIC regulations applicable to Custodial Trust Company limit the extent to which Custodial Trust Company and Bear Stearns may have common officers and directors and may share physical facilities, and require certain disclosures in connection with joint advertising or promotional activities by Bear Stearns and Custodial Trust Company. Such regulations also restrict certain activities of Custodial Trust Company in connection with the securities business of Bear Stearns and provide that employees of Bear Stearns who are also employees of Custodial Trust Company, if any, may not conduct any securities ac-tivities that involve customer contact on behalf of Bear Stearns on the premises of Custodial Trust Company. Federal legislation limits expansion of the scope of the activities of Custodial Trust Company, the annual rate of increase of its assets, the cross-marketing of cer-tain services with affiliates, and the use of overdrafts at Federal Reserve banks on behalf of affiliates.

               The subsidiaries and employees of the Company engaged in the insurance business are subject to regulation and supervision by insurance authorities in the states in which they conduct their business.

               The Company does a substantial volume of business in the international fixed income and equity markets through BSIL and makes markets in certain non-dollar denominated securities and engages in index and derivative arbitrage through BSIT. BSIL and BSIT are subject to the United Kingdom Financial Services Act 1986, which governs all aspects of United Kingdom investment business, including regulatory capital, sales and trading practices, use and safekeeping of customer funds and securities, recordkeeping, margin practices and procedures, registration standards for individuals, periodic reporting and settlement procedures. BSIL, BSIT and BSUK are subject to supervision by the SFA, which was formed on April 1, 1991 as the result of a merger between The Securities Association Limited ("TSA"), which previously regulated the equity, Eurobond, fixed income, investment banking and asset management activities of BSIL, and The Association of Futures Brokers and Dealers Limited (the "AFBD"), which regulated its commodities business. BSIL, BSIT and BSUK currently are regulated in accordance with the rules of the SFA, BSIL is a member of the IPE and the LIFFE, the ISMA and the LCE and BSIT is a member of the London Stock Exchange and SEAQ International.

               The Company, like other securities firms, is directly affected by national and international economic and political conditions, broad trends in business and finance, legislation and regulation affecting the national and international financial and business communities, currency values, the level and volatility of interest rates and substantial fluctuations in volume and price levels in the securities and commodities markets. These and other factors can affect the amount of new issue and merger, acquisition and restructuring activities, the level of participation in, and the types of financing and investment related to such activities, the volume and price levels of securities and commodities transactions, the stability and liquidity of securities and commodities markets and the ability of issuers, other securities firms and counterparties to perform their obligations generally. Decreases in the amount of new issue or merger, acquisition and restructuring activities or the level of participation in financing and investment related to such activities generally result in lower revenues from investment banking and, to a lesser extent, principal transactions. Reduced volume of securities and commodities transactions and reduced market liquidity generally result in lower revenues from principal transactions and commissions. Lower price levels of securities may result in reduced volume of transactions, and may also result in losses from declines in the market value of securities held in trading and underwriting positions. In periods of reduced sales and trading or investment banking activity, profitability may be adversely affected because certain expenses remain relatively fixed. Sudden sharp declines in market values of securities and the failure of issuers and counterparties to perform their obligations can result in illiquid markets. In such markets, the Company may not be able to sell securities and may have difficulty in hedging its securities positions. Such market condi-tions, if prolonged, may also lower the Company's revenues from investment banking and principal transactions.

               The Company's securities trading, arbitrage, market-making, specialist, leveraged buyout and underwriting activities are conducted by the Company as principal and subject the Company's capital to significant risks. Such risks include market, credit (including counterparty) and liquidity risks. In addition, the Company's securities trading, market-making, leveraged buyout and underwriting activities may involve economic, political, currency, interest rate and other risks, any of which could result in an adverse change in the market price of relevant securities and commodities. The Company's participation in specialist activities on securities exchanges may require it to purchase securities in a declining market or sell in a rising market in order to comply with exchange requirements.


     Item 2.  Properties.
              ----------
               The Company's executive offices and principal administrative offices occupy approximately 689,000 square feet of space at 245 Park Avenue, New York, New York under leases expiring through 2002.

               The Company also leases approximately 268,000 square feet office space at One MetroTech Center, Brooklyn, New York pursuant to a lease expiring in 2004 for its securities processing and clearance operations. Additionally, the Company leases approximately 13,000, 43,000 and 140,000 square feet of space at three locations in New York City under leases expiring in 1997, 2001 and 2004, respectively. The Company's regional offices in Atlanta, Boston, Chicago, Dallas, Los Angeles, and San Francisco and its nine foreign offices occupy an aggregate of approximately 280,000 and 70,000 additional square feet, respectively, under leases that expire at various dates through the year 2016.

               The Company owns approximately 65 acres of land in Whippany, New Jersey, including four buildings comprising an aggregate of approximately 300,000 square feet of space. The Company is currently using the existing facilities on the property to house its data processing facility and other operational functions and, because the property includes land in excess of that required, it has received approval for two additional buildings which it may develop for itself or consider selling the development rights and land to others.


     Item 3.   Legal Proceedings.
               -----------------
               The Company and Bear Stearns are parties to the legal proceedings discussed below, which have arisen in the normal course of business. In view of the inherent difficulty of predicting the outcome of litigation and other legal proceedings, the Company cannot state what the eventual outcome of these pending proceedings will be. It is the opinion of management, after consultation with independent counsel, that the legal proceedings referred to below will not, individually or in the aggregate, have a material adverse effect on the Company's financial position.

               Alpha Group Consultants, et al. v. Weintraub, et al./In re
               -------------------------------    ----------------- -----
     Weintraub Entertainment Group Litigation.  On January 31, 1991, Alpha
     ----------------------------------------
     Group Consultants Ltd. and the Allan D. Simon & Stefani R. Simon Living Trust commenced an action in the United States District Court for the Southern District of California. On April 24, 1991, an Amended Complaint was filed. On August 29, 1991 a Second Amended Complaint was filed, and on December 23, 1991 a Third Amended Complaint was filed. The action is brought individually and on behalf of a purported class of purchasers of $81 million aggregate amount of debentures and warrants of Weintraub Entertainment Group ("WEG") during the period January 23, 1987 through October 1, 1990. Named as defendants are WEG (WEG is a debtor in bankruptcy, and is thus named as a defendant only to the extent permitted under federal bankruptcy law), certain officers and directors of WEG, including Jerry Weintraub, Kenneth Kleinberg and Dennis Pope (the "Individual Defendants") and Bear Stearns, the placement agent in WEG's 1987 private placement of WEG debentures and warrants.

               The Third Amended Complaint alleges that at the time of the offering and thereafter, the defendants made false and misleading statements concerning WEG's financial condition, the experience of certain WEG officers, the intended use of proceeds from the sale of the WEG securities, the prospects for a public market for WEG securi-ties, WEG's business plans, and certain terms of WEG's contracts with distributors. The Third Amended Complaint asserts violations of Sections 12(2) and 15 of the Securities Act of 1933, as amended (the "Securities Act"), Sections 10(b) and 20 of the Exchange Act and Rule 10b-5 promulgated thereunder, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), California state statutes, and the common law fiduciary duties allegedly owed by the defendants to the plaintiffs. The action seeks unspecified compensatory and punitive damages, treble damages under RICO, attorneys fees and expenses.

               On August 23, 1991, the court entered an order dismissing with prejudice all of plaintiffs' claims under the Securities Act and the Exchange Act. On April 2, 1992, the court entered an order granting plaintiffs' motion to reinstate plaintiffs' claims under the Securities Act and the Exchange Act, and denying defendants' motions to dismiss plaintiffs' Third Amended Complaint. The court's April 2, 1992 order also allowed

     ALCO Group Trust Fund to intervene as a plaintiff. On February 4, 1993, the court entered an order allowing the Pension Reserves Investment Trust Fund of the Commonwealth of Massachusetts to intervene as a plaintiff.

               On May 10, 1993, the court entered a final judgment and order (the "Settlement Order") approving a settlement among plaintiffs and the Individual Defendants and barring Bear Stearns from seeking contribution, indemnity, or reimbursement from the Individual Defendants. The Settlement Order also provided that Bear Stearns' liability, if plaintiffs succeed in establishing liability on the part of Bear Stearns, would be limited to Bear Stearns' proportional share of the total damages awarded. On September 15, 1993, the court entered an order granting class certification.

               On April 22, 1994, the court denied summary judgment motions filed by plaintiffs, and granted summary judgment in favor of Bear Stearns on all claims. A final judgment has been entered. Plaintiffs have filed an appeal.

               Bear Stearns denies all allegations of wrongdoing asserted against it in this litigation, intends to defend these claims vigorously, and believes that it has substantial defenses to these claims.

               In re Daisy Systems Corporation, Debtor.  On May 30, 1991,
               ----------------------------------------
     the Chapter 11 Trustee for Daisy Systems Corporation ("Daisy"), a debtor in bankruptcy, and Daisy/Cadnetix, Inc. ("DCI") filed a complaint in the United States District Court, Northern District of California, on behalf of Daisy and DCI against Bear Stearns and six former directors of Cadnetix, Inc. ("Cadnetix") and/or a Cadnetix subsidiary. A First Amended Complaint was filed on March 20, 1992, and a Second Amended Complaint (the "Complaint") filed and served on July 24, 1992.

               Bear Stearns was retained by Daisy in May 1988 to provide investment banking services to Daisy with respect to the potential merger of Daisy with Cadnetix. The Complaint alleges that Bear Stearns was negligent in performing its due diligence with respect to the merger, and in advising Daisy that it was "highly confident" that financing could be obtained to fund the merger. The Complaint asserts that Bear Stearns, among other things, breached fiduciary duties to Daisy, committed professional malpractice in its efforts on Daisy's behalf, and made negligent representations upon which Daisy relied, breached a covenant of good faith and fair dealing implied in its contracts with Daisy, and should have its unsecured claim in the Daisy bankruptcy proceeding equitably subrogated to the claims of all other claimants in the bankruptcy. The plaintiff seeks monetary damages and exemplary damages in an unspecified amount, as well as costs and expenses.

               On August 17, 1992, Bear Stearns moved to dismiss the Complaint. The other defendants in the action also moved to dismiss the Complaint.

               On February 3, 1993, the court dismissed plaintiffs' breach of fiduciary duty and equitable subrogation counts, but denied the remainder of the Bear Stearns' motion to dismiss. On May 13, 1993, Bear Stearns answered the Complaint, denying liability and asserting affirmative defenses. On August 12, 1994, the court granted summary judgment dismissing all remaining claims against Bear Stearns. Plaintiff has filed a motion for rehearing.

               Bear Stearns denies all allegations of wrongdoing asserted against it in this litigation, intends to defend these claims vigorously, and believes that it has substantial defenses to these claims.

               In-Store Advertising Securities Litigation.  Beginning on
               ------------------------------------------
     September 3, 1990, a total of fifteen litigations involving a July 19, 1990 initial public offering by In-Store Advertising, Inc. ("ISA") were commenced in the United States District Court for the Southern District of New York. A Consolidated Class Action Complaint was filed by all of the plaintiffs in these actions on January 14, 1991. The Consolidated Class Action Complaint named as defendants ISA, several individual officers and directors of ISA; four venture capital firms (the "Venture Capital Defendants"); and Alex. Brown & Sons Incorporated ("Alex. Brown") and the Company. Alex. Brown and the Company were named individually and as representatives of a purported class of underwriters.

               On August 27, 1991, plaintiffs filed an Amended Consolidated Class Action Complaint, naming the same defendants as plaintiffs' Consolidated Class Action Complaint. On October 15, 1991, all defendants filed answers denying liability and asserting affirmative defenses.

               On April 16, 1993, ISA announced that it had delayed filing its annual report due on March 31, 1993 for its 1992 fiscal year, in order to resolve questions related to financial documents for its 1990 fiscal year. ISA also announced at that time that John E. Capps had resigned as ISA's Chief Financial

     Officer. On June 11, 1993, ISA reported that during the third and fourth quarters of 1989 and the first and second quarters of 1990 -- the four quarters immediately preceding ISA's initial public offering -- ISA had recognized revenue before it was earned, resulting in material overstatement of revenues and earnings for those quarters. On July 8, 1993, ISA filed for protection under Chapter 11 of the Bankruptcy Code.

               Following these developments, on July 16, 1993, plaintiffs filed a Second Amended Consolidated Class Action Complaint (the "Second Amended Complaint"). The Second Amended Complaint names as defendants Robert E. Polansky, ISA's former chairman, president and chief executive officer, and John E. Capps, ISA's former chief finan-cial officer, secretary and treasurer (Polansky and Capps are together referred to as the "Management Defendants"); five other present or past officers and directors of ISA (collectively, the "Director Defendants"); the previously named Venture Capital Defendants; Alex. Brown and the Company, individually and as representatives of a purported class of underwriters (collectively, the "Underwriter Defendants"); and ISA's outside auditor, KPMG Peat Marwick. ISA was not named as a defendant in the Second Amended Complaint, and has been discharged from any liability in this litigation under a plan of reorganization approved by the Bankruptcy Court on August 8, 1993.

               The Second Amended Complaint alleges claims on behalf of plaintiffs individually and a purported class consisting of all persons who purchased ISA common stock from July 19, 1990, the date of ISA's initial public offering, through and including November 8, 1990. The Second Amended Complaint also alleges claims on behalf of a purported subclass consisting of all persons who purchased ISA common stock in ISA's initial public offering (the "Subclass"). The Second Amended Complaint alleges that defendants made false and misleading statements concerning ISA's past operating results and prospects for future revenues and profits.

               Count I of the Second Amended Complaint asserts violations of Section 11 of the Securities Act against all defendants other than the Venture Capital Defendants, and asserts violations of Section 15 of the Securities Act against all defendants other than the Underwriter Defendants and KPMG Peat Marwick. Count II, alleged by the Subclass, asserts violations of Section 12(2) of the Securities Act against the Management Defendants and the Underwriter Defendants, and asserts violations of Section 15 of the Securities Act against the Director Defendants and the Venture Capital Defendants. Count III asserts violations of

     Section 10(b) of the Securities Exchange Act and Rule 10b-5 promulgated thereunder against all defendants, and asserts violations of Section 20 of the Exchange Act against the Director Defendants and the Venture Capital Defendants. Count IV asserts common law fraud and deceit claims against all defendants. Count V asserts negligent misrepresentation claims against all defendants. Plaintiffs seek compensatory damages, rescissory damages where applicable, punitive damages, interest and costs, including attorneys' and experts' fees.

               On September 29, 1993, the Underwriter Defendants, including the Company, filed an answer to the Second Amended Consolidated Complaint denying all substantive allegations, asserting affirmative defenses and asserting a cross-claim against KPMG Peat Marwick. On December 30, 1993, plaintiff's federal law claims against defendant KPMG Peat Marwick were dismissed as time barred, but the court retained jurisdiction over plaintiff's state law claims against KPMG Peat Marwick. On June 15, 1994 KPMG Peat Marwick moved to dismiss or sever plaintiffs' state law claims and the cross-claims asserted against KPMG Peat Marwick by the Underwriter Defendants, including the Company and the Venture Capital Defendants.

               On September 5, 1990, David Ackerman, suing derivatively on behalf of ISA, commenced an action in the United States District Court for the Southern District of New York, naming as defendants the Director Defendants, Alex. Brown, KPMG Peat Marwick, the Company and "John Doe". That complaint alleges that defendants made false and misleading statements concerning ISA's business prospects, and that when ISA revealed that its second quarter earnings and revenues in its fiscal year 1990 were below those publicly forecast and that its near term prospects would also fail to meet prior forecasts, ISA's stock price declined and class action lawsuits were filed, resulting in damage to ISA's reputation and business, and requiring ISA to incur substantial legal fees and expenses. Claims are asserted under
     Section 10(b) of the Exchange Act and Rule 10b-5 and state common law.

               On November 30, 1990, ISA moved to dismiss this complaint due to plaintiff's failure to make a pre-litigation demand on ISA's board of directors. All other defendants, including Bear Stearns, joined this motion to dismiss by letter. The motion is currently pending.

               Discovery is proceeding in these actions.

               Bear Stearns denies all allegations of wrongdoing asserted against it in these litigations, intends to defend these claims vigorously, and believes that it has substantial defenses to these claims.

               Jenny Craig, Inc. Litigation.  On June 5, 1992, Charles S.
               ----------------------------
     Steinberg commenced an action in the United States District Court for the Southern District of California. The action is brought individually and on behalf of a purported class consisting of persons who purchased the common stock of Jenny Craig, Inc. ("JCI") between October 29, 1991 through May 27, 1992, other than the defendants. The action names as defendants Sidney H. Craig, Genevieve Craig, Jenny Craig International, Inc., Ronald E. Gerevas, W. James Mallen, Marvin Sears, Michael E. Tennenbaum, Jeffrey T. Chambers, Bear Stearns, Morgan Stanley & Co. Inc., T.A. Associates, New York Life Insurance Co., Bank of New York and Security Pacific National Bank. Each of the individuals named as defendants are officers and/or directors of JCI, and Mr. Tennenbaum is also a director of the Company, a Senior Managing Director of Bear Stearns and a director of JCI. Three similar purported class actions entitled Neal v. Craig, et al., Jacobs
                                              ----    -------------  ------
      v. Craig, et al. and Petty v. Craig, et al. were also commenced in
         -------------     -----    -------------
     the same court in June 1992 against the same defendants. The Steinberg, Neal, Jacobs and Petty actions are collectively referred to
     ---------  ----  ------     -----
     as the "Complaints."

               The Complaints arise out of an initial public offering on October 29, 1991 of 5,750,000 shares of common stock of JCI, in which Bear Stearns and Morgan Stanley & Co. Inc. acted as co-lead underwriters. Of the shares offered, 3,500,000 shares were sold by JCI and, after giving effect to the exercise of an over-allotment option, 2,250,000 shares were sold by certain selling stockholders, including 66,150 shares sold by Bear Stearns, 33,300 shares sold by Michael Tennenbaum and approximately 10,700 shares sold by other employees of Bear Stearns. The Complaints allege that defendants made false and misleading statements concerning JCI's business prospects. The Complaints allege violations of Sections 11, 12(2) and 15 of the Securities Act, Sections 10(b) and 20 of the Exchange Act and Rule 10b-5 promulgated thereunder. The Complaints seek damages in unspecified amounts, as well as equitable and injunctive relief, together with costs and expenses of the actions.

               On or about October 5, 1992, the plaintiffs filed a First Amended and Consolidated Class Action Complaint (the "Amended Complaint") that named Jenny Craig, Inc. as a defendant instead of Jenny Craig International, Inc., and that asserted no new claims against Bear Stearns, Morgan Stanley and Mr. Tennenbaum. On or about October 5, 1992 plaintiffs also filed a motion for class certification. On or about November 4, 1992, all defendants filed motions to dismiss the Amended Complaint and an opposition to plaintiffs' motion for class certification. By Order dated December 19, 1992 and filed on December 22, 1992, the Court granted in part and denied in part the defendants' motions to dismiss. With respect to motions filed on behalf of Bear Stearns and Morgan Stanley and Mr. Tennenbaum, the Court dismissed without prejudice plaintiffs' claims under Section 15 of the Securities Act and Section 20 of the Securities Exchange Act and all claims to the extent they seek to hold the Underwriters liable for any of JCI's post-offering statements. The Court also granted plaintiff's motion for class certification.

               On March 5, 1993, plaintiffs filed a Second Amended and Consolidated Class Action Complaint (the "Second Amended Complaint"), which realleges the same claims against Bear Stearns, Morgan Stanley and Mr. Tennenbaum that were previously alleged, including the claims that were previously dismissed without prejudice. On April 5, 1993, all defendants moved to dismiss the Second Amended Complaint. By Order dated August 2, 1993, the Court dismissed, with prejudice, plaintiffs' claims under Section 12 of the Securities Act against all defendants against whom those claims were asserted, plaintiffs' claims against Bear Stearns, Morgan Stanley and Mr. Tennenbaum under Section 15 of the Securities Act and Section 20 of the Securities Exchange Act and plaintiffs' claims against the underwriters for JCI's post-offering statements (except that the allegations concerning a Bear Stearns' analyst report were dismissed without prejudice).

               On September 8, 1993, all defendants filed answers denying liability and asserting affirmative defenses with respect to the remaining claims in the case.

               On June 24, 1994, New York Life Insurance Company. Security Pacific National Bank, TA Associates and The Bank of New York moved to dismiss the secondary liability claims asserted in the action under
     Section 10(b) of the Securities Exchange Act. Bear Stearns and Morgan Stanley have joined in that motion.

               Discovery is proceeding.

               Bear Stearns denies all allegations of wrongdoing asserted against it in this litigation, intends to defend these claims vigorously, and believes that it has substantial defenses to these claims.

               Robbins et al. v. The Gitano Group, Inc. et al.  On February
               -----------------------------------------------
     27, 1991, Steven Robbins and Howard C. Lapensohn commenced an action in the United States District Court for the

     Southern District of New York. The action was brought individually and on behalf of a purported class consisting of all persons who purchased common stock of The Gitano Group, Inc. ("Gitano") between March 7, 1990 and February 25, 1991 other than the defendants and persons related or affiliated with them. The action was also brought on behalf of a purported subclass consisting of persons who purchased Gitano common stock in a June 12, 1990 public offering. The action arises out of a June 12, 1990 initial public offering of Gitano common stock, for which Bear Stearns and Goldman, Sachs & Co. acted as co-lead underwriters. The Complaint named as defendants Gitano, eight of its directors and officers, Bear Stearns and Goldman, Sachs & Co.

               A First Amended Complaint was filed on April 19, 1991, and a Second Amended Complaint was filed on May 3, 1991. The Second Amended Complaint alleged that the offering materials pursuant to which the public offering referred to above as well as other public statements made by Gitano was made contained false and misleading statements concerning Gitano's operating results, financial condition and business prospects. The Second Amended Complaint alleged violations against all defendants, including Bear Stearns, of Sections 11 and 12(2) of the Securities Act and Section 10(b) of the Securities Exchange Act and Rule 10b-5 promulgated thereunder. The Second Amended Complaint also alleged violations by individual defendants of
     Section 15 of the Securities Act and Section 20 of the Securities Exchange Act. The Second Amended Complaint sought damages in unspecified amounts, as well as equitable relief, together with the costs and expenses of the action.

               On June 19, 1991, all defendants filed motions to dismiss the Second Amended Complaint. On April 1, 1992, plaintiffs, with leave of the Court, filed a Third Amended and Supplemental Complaint, which, although not substantially different from the Second Amended Complaint, redefined the purported class upon whose behalf the action was brought to include purchasers of Gitano common stock through March 16, 1992, and limited the factual and legal claims asserted against Bear Stearns and Goldman, Sachs & Co., Inc. under Section 10(b) of the Exchange Act and Rule 10b-5 to matters arising out of the June 12, 1990 public offering. On April 24, 1992, defendants moved to dismiss the Third Amended and Supplemental Complaint. On September 23, 1992 the court denied all pending motions to dismiss but held that plaintiffs' allegations of misleading predictions concerning Gitano's prospects and failure to disclose facts alleged to be important to purchasers of Gitano stock were insufficiently pleaded. The court directed the parties to proceed with limited discovery as to the remaining allegations, which concerned the allegedly misleading use of the gross profit method of calculating inventory and a consequential alleged inflation of gross profits and earnings, following which defendants would be permitted to renew their motions to dismiss.

               During the course of the action, four of the individual defendants, all members of the family that held a controlling interest in Gitano, commenced personal bankruptcy proceedings, and therefore became protected against further proceedings in the litigation by the automatic stay provided in the Bankruptcy Code.

               On October 4, 1993, the parties entered into a Memorandum of Understanding that outlined the terms of a settlement of the action and a similar class action against Gitano (but not Bear Stearns or Goldman Sachs) that is pending in the United States District Court for the Eastern District of New York. The settlement was subject to, among other conditions, confirmatory discovery, the drafting and execution of formal settlement documents and, ultimately, a formal order and judgment of the Court approving the settlement after notice to the Class and a hearing as to the fairness of the settlement. The proposed settlement would not involve any material expenditure by Bear Stearns.

               Following the October 4, 1993 execution of the Memorandum of Understanding, plaintiffs filed a Fourth Amended and Supplemental Complaint, which, among other things, enlarged the Class to include purchasers of Gitano's common stock through April 5, 1993, but continued to limit the claims asserted against Bear Stearns and Goldman, Sachs & Co. to matters arising out of the June 12, 1990 public offering. The Memorandum of Understanding provided that if the settlement was not consummated, the Fourth Amended and Supplemental Complaint was to be withdrawn, and that the operative pleadings would be those filed prior to the Fourth Amended and Supplemental Complaint.

               On January 24, 1994, Gitano announced that it would seek a sale of its business and that it was unlikely that such a sale would realize amounts in excess of the debt owed to Gitano's secured lenders. Gitano's lenders also notified Gitano that they would not consent to Gitano's issuance of notes and warrants which constituted a portion of the settlement consideration that was to be received by the Class. As a result of these developments, it was not possible for the settlement to proceed as contemplated.

               Plaintiffs' counsel then commenced additional actions in the United States District Court for the Southern District of

     New York against Gitano and various persons and entities associated with it (but not Bear Stearns or Goldman Sachs). Among those who are named as defendants in one or more of these additional actions are various of Gitano's directors, its lenders, its outside auditors and the large customer that had announced its intention to cease doing business with Gitano. The actions allege that Gitano's statements of its financial condition for the fiscal years 1990, 1991 and 1992 were false and misleading and that Gitano's outside auditors wrongfully certified these financial statements; and that Gitano, between April 5, 1993 and January 24, 1994, misrepresented its financial condition and present and future business prospects and failed to disclose the prosect of its large customer refusing to continue to do business with it and the risk of bankruptcy.

               Thereafter, the parties to the proposed settlement contained in the October 1993 Memorandum of Understanding, together with some but not all of the parties who had been named in the actions commenced in 1994, agreed upon the terms of a revised settlement and executed a formal stipulation of settlement. The settlement is subject to various conditions, including court approval. Neither Gitano's outside auditors nor the large customer is a party to this proposed settlement. The settlement does not involve any material expenditure by Bear Stearns.

               Bear Stearns denies all allegations of wrongdoing asserted against it in this litigation, and believes that it has substantial defenses to these claims.

               Thanksgiving Tower Partners et al. v. Anros Thanksgiving
               ----------------------------------    ------------------
     Partners.  On February 8, 1989, Thanksgiving Tower Partners ("TTP")
     --------
     and two limited partnerships that are general partners of TTP commenced an action against Anros Thanksgiving Partners ("Anros") in the United States District Court for the Northern District of Texas. Bear Stearns Real Estate Group Inc. ("Real Estate Group"), an affiliate of the Company, was during the relevant time period the managing general partner of one of the two limited partnerships referred to above (the interest of Real Estate Group as managing general partner of this limited partnership was transferred on September 21, 1988 to another affiliate of the Company). The complaint seeks a declaratory judgment declaring that plaintiffs acted properly in drawing on a $5,000,000 letter of credit after Anros breached contractual obligations in connection with the purchase of an office building in Dallas, Texas. These contractual obligations arose out of a June 18, 1988 agreement between the two partners in TTP referred to above and Anros, providing that Anros would contribute approxi mately $50,000,000 in capital for the down payment on the office building and various other closing costs, and would be admitted as a third partner in TTP upon satisfaction of these and other conditions.


               On March 8, 1989, Anros filed a third party complaint against plaintiffs and Real Estate Group, alleging that plaintiffs and Real Estate Group breached various agreements with Anros, interfered with its business relations, engaged in intentional and negligent misrepresentation, and breached fiduciary duties owed to Anros. Anros seeks as yet undetermined damages alleged to exceed $200,000,000, punitive damages of $50,000,000, specific enforcement of certain contractual obligations, and declaratory relief.

               On March 28, 1989, plaintiffs and Real Estate Group filed an answer to the third party complaint denying liability and asserting affirmative defenses. Anros' primary counsel subsequently withdrew from representation of Anros, and, after Anros failed to comply with court-ordered deadlines regarding retention of counsel and discovery, the court dismissed all of Anros' claims. Anros appealed the dismissal of its claims to the United States Court of Appeals for the Fifth Circuit, which reversed the dismissal on February 5, 1993 and remanded the action for a hearing to consider lesser sanctions and for trial. The district court has not yet considered the sanctions issue that was remanded by the Fifth Circuit.

               On March 30, 1994, the court granted summary judgment in favor of Real Estate Group, and on May 13, 1994, the court issued an opinion explaining its decision. The court also awarded Real Estate Group costs and attorneys' fees, in an amount not yet decided. On August 18, 1994, the court denied a motion for reconsideration. Plaintiffs have filed an appeal.

               Real Estate Group denies all allegations of wrongdoing asserted against it in this litigation, intends to defend these claims vigorously, and believes that it has substantial defenses to these claims.


               U.S. Refining and Marketing Company, Inc. v. Hudson-Ram,
     ---------------------------------------------------    -----------
     L.P., et al.  On October 21, 1990, U.S. Refining and Marketing
     ------------
     Company, Inc. ("U.S. Refining"), the general partner of U.S. Refining, L.P. (the "Refining Partnership") commenced an action in the District Court of Dallas County, Texas. The defendants in this action include Hudson-Ram, L.P. ("Hudson-Ram"), a limited partner of the Refining Partnership, the general partners of Hudson-Ram, and the limited partners of Hudson-Ram, including

     Bear Stearns and Michael Tennenbaum, a Director of the Company. The action is brought against Bear Stearns and Mr. Tennenbaum directly rather than in their capacities as limited partners. Other defendants in the action include the general partner of Hudson-Ram, the general partner of the general partner of Hudson-Ram, and various individuals and companies allegedly liable for actions taken on their own behalf or who are liable for the action of the general partner of Hudson-Ram.

               The complaint in this action alleges common law claims and state statutory violations against all defendants, including fraud, breach of fiduciary duty and tortious interference in connection with the acquisition and proposed renovation by the Refining Partnership of an Oklahoma oil refinery. The complaint alleges, among other things, that the defendants made fraudulent representations to gain an increased ownership percentage in the Refining Partnership, failed to use their best efforts to obtain outside financing for the renovation as they had committed themselves to do, fraudulently represented that they would provide the financing themselves if they could not secure financing from other sources, and failed to pay required management fees or provide reasonable working capital to the Refining Partnership. The plaintiff seeks injunctive relief, damages of at least $85 million, consisting of actual damages of $17 million, treble damages of $51 million or in the alternative injunctive relief and actual damages of $17 million and punitive damages of at least $17 million, and costs and attorneys' fees of at least $600,000.

               On January 17, 1991, Hudson-Ram filed a counterclaim against the plaintiff alleging, among other things, fraud, breach of fiduciary duty and deceptive trade practices. The counterclaim seeks damages in an unspecified amount.

               On February 7, 1992, Bear Stearns answered the complaint, denying all wrongdoing and asserting affirmative defenses. At the same time, Bear Stearns also filed a counterclaim against U.S. Refining and certain of its officers and directors. Mr. Tennenbaum, a resident of California, moved to dismiss the action on the ground that he is not subject to jurisdiction in Texas. On October 5, 1992, Mr. Tennenbaum's motion was denied. On October 26, 1992, Mr. Tennenbaum filed an answer denying all wrongdoing and asserting affirmative defenses, subject to Mr. Tennenbaum's continuing objection to jurisdiction. Court-ordered mediation took place on July 17, 1991 and on two later occasions while the action was pending in Texas state court, and was unsuccessful on each occasion. Discovery in the action was proceeding until March 16, 1993 when the action was abated when the Texas court learned that Hudson-Ram had filed for bankruptcy protection in the Central District of California. Subsequent to the abatement, both U.S. Refining and the Refining Partnership were placed into bankruptcy in that same district. On March 19, 1993, the litigation was removed to the United States Bankruptcy Court for the Northern District of Texas, and on June 11, 1993 was transferred to the Bankruptcy Court in the United States District Court for the Central District of California.

               On November 24, 1993 the Court dismissed the bankruptcy petitions of Hudson-Ram and the Refining Partnership, but subsequently reinstated the bankruptcy petition of the Refining Partnership. On June 17, 1994, the Bankruptcy Court ordered mediation, which was unsuccessful. The litigation is still pending as an adversary proceeding in Bankruptcy Court.

               Bear Stearns denies all allegations of wrongdoing asserted against it in this litigation, intends to defend these claims vigorously, and believes that it has substantial defenses to these claims.

               Rufus Winsor v. Home Owners Federal Savings and Loan
               ------------    ------------------------------------
     Association, et al.  On November 2, 1989, Rufus Winsor commenced an
     ------------------
     action in the United States District Court for the District of Massachusetts naming as defendants Home Owners Federal Savings and Loan Association ("Home Owners"), ten present or former officers and/or directors of Home Owners, Peat, Marwick, Mitchell & Co. ("Peat Marwick") and Bear Stearns. The action was brought individually and on behalf of a purported class of all persons who purchased common or preferred shares of Home Owners during the period November 5, 1986 through November 1, 1989. On or about April 19, 1990, a Consolidated Amended Class Action Complaint (the "First Amended Complaint") was filed that named three additional plaintiffs and dropped Peat Marwick as a defendant. On or about June 7, 1991, a Second Consolidated Amended Complaint (the "Second Amended Complaint") was filed that named Rufus Winsor and five other individuals as plaintiffs, and named thirteen present or former officers and/or directors of Home Owners, as well as Bear Stearns, as defendants.

               With respect to Bear Stearns, plaintiffs allege that defendants made false and misleading statements in materials disseminated by Home Owners, including the prospectus, pursuant to which a November 5, 1986 public offering of 1,400,000 shares of Home Owners' $6.125 Cumulative Preferred Stock, Series A, was made. With respect to the individuals who are named defendants, plaintiffs allege that Home Owners issued false and misleading statements regarding the income, assets and financial condition of Home Owners throughout the alleged class period. Bear Stearns served as the managing underwriter of this public offering. The Amended Complaint asserts claims against all defendants under Section 11 of the Securities Act and Section 10(b) of the Securities Exchange Act and Rule 10b-5 promulgated thereunder, as well as common law fraud, negligent misrepresentation and negligence. The Second Amended Complaint also asserts claims against the individual defendants under
     Section 15 of the Securities Act and Section 20 of the Exchange Act. The Second Amended Complaint seeks rescission and/or damages in an unspecified amount.

               On October 3, 1990, all defendants moved to dismiss the First Amended Complaint. On October 24, 1990, the parties stipulated to the voluntary dismissal with prejudice of plaintiffs' claims under Sections 11 and 15 of the Securities Act. On February 1, 1991, the court denied the defendants' motions to dismiss plaintiffs' other claims. On July 8, 1991, subsequent to the filing of the Second Amended Complaint, the parties stipulated to the voluntary dismissal with prejudice of plaintiffs' claims under Sections 11 and 15 of the Securities Act. On July 8 and 10, 1991, Bear Stearns and the individual defendants, respectively, moved to dismiss the Second Amended Complaint. On November 21, 1991, the Court denied these motions. On June 11, 1992, the court ruled in response to a motion for class certification by plaintiffs that Bear Stearns will be deemed a defendant only with respect to claims by purchasers of Home Owners' preferred shares between November 5, 1986 and February 27, 1987.

               On July 30, 1992, Bear Stearns filed a third party claim against Peat Marwick seeking damages and contribution under Section 10(b) of the Securities Exchange Act and Rule 10b-5 and Massachusetts law. On December 21, 1992 Bear Stearns amended its third party complaint in response to a motion to dismiss the third party complaint by Peat Marwick. On February 16, 1993 Peat Marwick moved to dismiss Bear Stearns' amended third party complaint, and on May 3, 1993 the court denied Peat Marwick's motion.

               Discovery is proceeding.

               Plaintiffs and present and former directors and officers of Home Owners have been engaged in settlement negotiations, and a draft settlement agreement is reportedly being prepared.

               Bear Stearns denies all allegations of wrongdoing asserted against it in this litigation, intends to defend these claims vigorously, and believes that it has substantial defenses to these claims.

               The Company or a subsidiary of the Company also has been named as a defendant in numerous other civil actions arising out of its activities as a broker and dealer in securities, as an underwriter, as an investment banker, as an employer or arising out of alleged employee misconduct. Several of these actions allege damages in large or indeterminate amounts, and some of these actions are class actions. With respect to claims involving the Partnership, Bear Stearns has assumed from the Partnership, and has agreed to indemnify the Partnership against, the Partnership's liability, if any, arising out of all legal proceedings to which the Partnership is or was named as a party. In view of the number and diversity of all of the claims referred to in this paragraph and above, the number of jurisdictions in which these claims are pending and the inherent difficulty of predicting the outcome of these claims, the Company cannot state what the eventual outcome of these claims will be. The Company is con-testing the allegations in these lawsuits, and believes that there are meritorious defenses in these lawsuits.

               The Company is also involved from time to time in investigations and proceedings by governmental and self-regulatory agencies.


     Item 4. Submission of Matters to a Vote of Security Holders.
             ---------------------------------------------------
               None.

     Executive Officers of the Company
     ---------------------------------
               The following table sets forth certain information concerning executive officers of the Company as of September 15, 1994.



                              AGE AS OF
                            SEPTEMBER 15,    PRINCIPAL OCCUPATION
 NAME                           1994         AND DIRECTORSHIPS HELD
 ----                       --------------   ----------------------


 Alan C. Greenberg                67         Chairman of the Board of the
                                             Company and Bear Stearns and
                                             Chairman of the Executive
                                             Committee of the Company's Board
                                             of Directors (the "Executive
                                             Committee")

 James E. Cayne                   60         President and Chief Executive
                                             Officer of the Company and Bear
                                             Stearns, member of the Executive
                                             Committee and Chairman of the
                                             Management and Compensation
                                             Committee of the Company's Board
                                             of Directors (the "Management and
                                             Compensation Committee")

 Vincent J. Mattone               49         Executive Vice President of the
                                             Company and Bear Stearns and
                                             member of the Executive Committee

 Alan D. Schwartz                 44         Executive Vice President of the
                                             Company and Bear Stearns and
                                             member of the Executive Committee
                                             and the Management and
                                             Compensation Committee

 John C. Sites, Jr.               42         Executive Vice President of the
                                             Company and Bear Stearns and
                                             member of the Executive Committee
                                             and the Management and
                                             Compensation Committee

 Warren J. Spector                36         Executive Vice President of the
                                             Company and Bear Stearns and
                                             member of the Executive Committee
                                             and the Management and
                                             Compensation Committee

 Michael L. Tarnopol              58         Executive Vice President of the
                                             Company and Bear Stearns and
                                             member of the Executive Committee

 Michael Minikes                  51         Treasurer of the Company and Bear
                                             Stearns

                              AGE AS OF
                            SEPTEMBER 15,    PRINCIPAL OCCUPATION
 NAME                           1994         AND DIRECTORSHIPS HELD
 ----                       --------------   ----------------------


 William J. Montgoris             47         Chief Operating Officer and Chief
                                             Financial Officer of the Company
                                             and Bear Stearns and member of the
                                             Management and Compensation
                                             Committee

 Robert M. Steinberg              49         Senior Managing Director of Bear
                                             Stearns and member of the
                                             Management and Compensation
                                             Committee

 Kenneth L. Edlow                 53         Secretary of the Company and Bear
                                             Stearns

 Michael J. Abatemarco            47         Controller of the Company and Bear
                                             Stearns

 Samuel L. Molinaro, Jr.          36         Senior Vice President - Finance of
                                             the Company and Bear Stearns

 Frederick B. Casey               55         Assistant Treasurer of the Company
                                             and Bear Stearns


               Except as indicated below, each of the executive officers of the Company has been a Senior Managing Director of Bear Stearns for more than the past five years.

               Mr. Greenberg has been Chairman of the Board of the Company for more than the past five years. Mr. Greenberg was Chief Executive Officer of the Company and Bear Stearns from the Company's inception until July 1993.

               Mr. Cayne has been President of the Company for more than the past five years. In July 1993, Mr. Cayne was elected as Chief Executive Officer of the Company and Bear Stearns.

               Mr. Mattone has been an Executive Vice President of the Company and a member of Bear Stearns' Government Bond Department, Mortgage Department and Corporate Bond Department for more than the past five years. Mr. Mattone is a member of the group that is responsible for all fixed income activities of Bear Stearns.

               Mr. Schwartz has been involved in the management of Bear Stearns' Investment Banking Division for more than the past five years and is Chairman of its Investment Banking Policy Committee. Mr. Schwartz became an Executive Vice President of the Company in September 1989.

               Mr. Sites has been an Executive Vice President of the Company and has directed the Mortgage Department of Bear Stearns for more than the past five years. Mr. Sites is a member of the group that is responsible for all fixed income activities of Bear Stearns.

               Mr. Spector has been involved in the management of Bear Stearns' Mortgage Department for more than the past five years.
     Mr. Spector became an Executive Vice President of the Company in November 1992. Mr. Spector is a member of the group that is responsible for all fixed income activities of Bear Stearns. In addition, Mr. Spector is responsible for the Derivatives Department of Bear Stearns.

               Mr. Tarnopol has been Executive Vice President of the Company and has been involved in the management of Bear Stearns' Investment Banking Division for more than the past five years. Mr. Tarnopol is Chairman of the Investment Banking Division of Bear Stearns and a member of its Investment Banking Policy Committee.

               Mr. Minikes has been Treasurer of the Company and Bear Stearns for more than the past five years.

               Mr. Montgoris has been Chief Operating Officer of the Company and Bear Stearns since August 1993. Mr. Montgoris has been Chief Financial Officer of the Company and Bear Stearns for more than the past five years.

               Mr. Steinberg has directed Bear Stearns' Risk Arbitrage Department for more than the past five years. Mr. Steinberg has been Chairman of the Institutional Credit Committee of Bear Stearns since October 1992.

               Mr. Edlow has been Secretary of the Company and of Bear Stearns and a member of the Company's Administration Department for more than the past five years.

               Mr. Abatemarco has been Controller of the Company and Bear Stearns for more than the past five years.

               Mr. Molinaro has been Senior Vice President-Finance of the Company and Bear Stearns since September 8, 1993 and a Senior Managing Director of Bear Stearns since September 14, 1993. Mr. Molinaro served as Assistant Controller of Bear Stearns from July 10, 1989 to September 7, 1993 and prior thereto was a member of Bear Stearns' Accounting Department. Mr. Molinaro was a Managing Director of Bear Stearns from September 4, 1990 to

     September 13, 1993 and prior thereto was an Associate Director of Bear Stearns.

               Mr. Casey has been Assistant Treasurer of the Company and of Bear Stearns for more than the past five years.

               Officers serve at the discretion of the Board of Directors.

                                PART II


     Item 5.   Market for Registrant's Common Equity and
               -----------------------------------------
               Related Stockholder Matters.
               ---------------------------
               The information required to be furnished pursuant to this
     item is set forth under the caption "Price Range of Common Stock and Dividends" in the Annual Report, which is incorporated herein by reference to Exhibit No. (13) of this report.


     Item 6.   Selected Financial Data.
               -----------------------
               The information required to be furnished pursuant to this
     item is set forth under the caption "Selected Financial Data" in the Annual Report, which is incorporated herein by reference to Exhibit No. (13) of this report.


     Item 7.   Management's Discussion and Analysis of
               ---------------------------------------
               Financial Condition and Results of Operation.
               --------------------------------------------
               The information required to be furnished pursuant to this
     item is set forth under the caption "Management's Discussion and Analysis of Financial Condition and Results of Operations" in the Annual Report, which is incorporated herein by reference to Exhibit No. (13) of this report.


     Item 8.   Financial Statements and Supplementary Data.
               -------------------------------------------
               The information required to be furnished pursuant to this
     item is contained in the Consolidated Financial Statements and the Notes to Consolidated Financial Statements in the Annual Report. Such information and the Independent Auditors' Report in the Annual Report are incorporated herein by reference to Exhibit No. (13) of this report.


     Item 9.  Changes in and Disagreements with Accountants on
              ------------------------------------------------
              Accounting and Financial Disclosure.
              -----------------------------------
              None.

                         PART III


     Item 10.  Directors and Executive Officers of the
               ---------------------------------------
               Registrant.
               ----------
               The information required to be furnished pursuant to this item with respect to Directors of the Company will be set forth under the caption "Election of Directors" in the registrant's proxy statement (the "Proxy Statement") to be furnished to stockholders in connection with the solicitation of proxies by the Company's Board of Directors for use at the 1994 Annual Meeting of Stockholders to be held on October 24, 1994, and is incorporated herein by reference, and the information with respect to Executive Officers is set forth, pursuant to General Instruction G of Form 10-K, under Part I of this Report.


     Item 11.  Executive Compensation.
               ----------------------
               The information required to be furnished pursuant to this item will be set forth under the caption "Executive Compensation" of the Proxy Statement, and is incorporated herein by reference.


     Item 12.  Security Ownership of Certain Beneficial Owners
               -----------------------------------------------
               and Management.
               --------------
               The information required to be furnished pursuant to this item will be set forth under the captions "Voting Securities" and "Security Ownership of Management" of the Proxy Statement, and is incorporated herein by reference.


     Item 13.  Certain Relationships and Related Transactions.
               ----------------------------------------------
               The information required to be furnished pursuant to this item will be set forth under the caption "Certain Relationships and Related Party Transactions" of the Proxy Statement, and is incorporated herein by reference.

                                PART IV


     Item 14.  Exhibits, Financial Statement Schedules, and
               --------------------------------------------
               Reports on Form 8-K.
               -------------------
               (a) List of Financial Statements, Financial Statement Schedules and Exhibits:


     Financial Statements:
     --------------------
               The financial statements required to be filed hereunder are listed on page F-1 hereof.


     Financial Statement Schedules:
     -----------------------------
               The financial statement schedules required to be filed hereunder are listed on page F-1 hereof.


     Executive Compensation Plans and Arrangements:
     ---------------------------------------------
          1985 Stock Option Plan, as amended (filed as Exhibit (10)(a)(1) to the registrant's registration statement on Form S-1 (File No. 33-15948)).

          Employee Convertible Debenture Purchase Plan (filed as Exhibit A to the registrant's proxy statement furnished to stockholders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on September 21, 1987).

          1989 Deferred Compensation Plan for Executive Officers (filed as Exhibit B to the registrant's proxy statement furnished to stockholders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on October 29, 1990).

          Management Compensation Plan, as amended and restated as of July 1, 1994, certain provisions of which are subject to the approval of the Stockholders at the 1994 Annual Meeting (filed herewith).

          Capital Accumulation Plan for Senior Managing Directors, as amended and restated as of July 1, 1993 (the "CAP Plan") (filed as Exhibit B to the registrant's proxy statement furnished to stockholders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on October 25, 1993).

          Amendment to the CAP Plan, adopted April 14, 1994, certain provisions of which are subject to the approval of Stockholders at the 1994 Annual Meeting (filed herewith).

          Amendment to the CAP Plan, adopted September 1, 1994, certain provisions of which are subject to the approval of the Stockholders at the 1994 Annual Meeting (filed herewith).

          Performance Unit Plan for Senior Managing Directors (the "PUP Plan") (filed as Exhibit C to the registrant's proxy statement furnished to stockholders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on October 25, 1993).

          Amendment to the PUP Plan, adopted September 1, 1994 (filed herewith).


     Exhibits:
     --------
     (3)(a)(1) Restated Certificate of Incorporation of the registrant, filed September 11, 1985 (incor-porated by reference to Exhibit No. (4)(a)(1) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(2) Certificate of Amendment to the Restated Cer-tificate of Incorporation of the registrant, filed October 29, 1985 (incorporated by reference to Exhibit No. (4)(a)(2) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(3) Certificate of Stock Designation to the Restated Certificate of Incorporation of the registrant, filed October 29, 1985 (incorporated by reference to Exhibit No. (4)(a)(3) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(4) Certificate of Change of Address of Registered Agent to the Restated Certificate of Incor-poration of the registrant, filed February 14, 1986 (incorporated by reference to Exhibit
                   No. (4)(a)(4) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(5) Certificate of Amendment to the Restated Cer-tificate of Incorporation of the registrant, filed September 18, 1986 (incorporated by refer-ence to Exhibit No. (4)(a)(5) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(6) Certificate of Stock Designation to the Restated Certificate of Incorporation of the registrant, filed February 19, 1987 (incorporated by refer-ence to Exhibit No. (4)(a)(6) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(7) Certificate of Correction to the Restated Cer-tificate of Incorporation of the registrant, filed February 25, 1987 (incorporated by refer-ence to Exhibit No. (4)(a)(7) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(8) Certificate of Change of Address of Registered Agent to the Restated Certificate of Incorpora-tion of the registrant, filed October 27, 1988 (incorporated by reference to Exhibit No.
                   (4)(a)(8) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(9) Certificate of Amendment to the Restated Cer-tificate of Incorporation of the registrant, filed November 6, 1989 (incorporated by reference to Exhibit No. (4)(a)(9) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(10) Certificate of Amendment to the Restated Cer-tificate of Incorporation of the registrant, filed November 7, 1990 (incorporated by reference to Exhibit No. (4)(a)(10) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(11) Certificate of Amendment to the Restated Cer-tificate of Incorporation of the registrant, filed November 10, 1992 (incorporated by refer-ence to Exhibit No. (4)(a)(11) to the regis-trant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(12) Certificate of Stock Designation to the Restated Certificate of Incorporation of the registrant, filed March 23, 1993 (incorporated by reference to Exhibit No. (4)(a)(12) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(13) Certificate of Stock Designation to the Restated Certificate of Incorporation of the registrant, filed July 22, 1993 (incorporated by reference to Exhibit No. (4)(a)(13) to the registrant's regis-tration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(14) Form of Certificate of Stock Designations to the Restated Certificate of Incorporation of the registrant (incorporated by reference to Exhibit No. 4.4 to the registrant's registration statement on Form 8-A filed on February 23,
                   1994).

     (3)(b) Amended and Restated By-laws of the registrant (incorporated by reference to Exhibit No. (3)(b) to registrant's Annual Report on Form 10-K for its fiscal year ended June 30, 1991 and Exhibit No. (3)(b) to the registrant's Quarterly Report on Form 10-Q for the quarterly period ended December 31, 1992).

     (4)(a) Indenture, dated as of April 13, 1989, between the registrant and Citibank, N.A., as trustee (incorporated by reference to the identically numbered exhibit to the registrant's registration statement on Form S-3 (File No. 33-27713)).

     (4)(b) Indenture, dated as of May 31, 1991, between the registrant and Manufacturers Hanover Trust Company, as trustee (incorporated by reference to exhibit No. (4)(a) to registrant's registration statement on Form S-3 (File No. 33-40933)).

     (4)(c) Except as set forth in (4)(a) and 4(b) above, the instruments defining the rights of holders of long-term debt securities of the registrant and its subsidiaries are omitted pursuant to Section
                   (b)(4)(iii) of Item 601 of Regulation S-K.
                   Registrant hereby agrees to furnish copies of these instruments to the SEC upon request.

     (4)(d) Form of Deposit Agreement (incorporated by reference to Exhibit (4)(d) to the registrant's registration statement on Form S-3 (File No.
                   33-59140)).

     (10)(a)(1) 1985 Stock Option Plan, as amended (incorporated by reference to the identically numbered exhibit to the registrant's registration statement on Form S-1 (File No. 33-15948)).

     (10)(a)(2) Employee Convertible Debenture Purchase Plan (incorporated by reference to Exhibit A to the registrant's proxy statement furnished to stock-holders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on September 21, 1987).

     (10)(a)(3) 1989 Deferred Compensation Plan for Executive Officers (incorporated by reference to Exhibit B to the registrant's proxy statement furnished to stockholders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on October 29, 1990).

     (10)(a)(4) Management Compensation Plan, as amended and restated as of July 1, 1994, certain provisions of which are subject to the approval of the Stockholders at the 1994 Annual Meeting.

     (10)(a)(5) Capital Accumulation Plan for Senior Managing Directors, as amended and restated as of July 1, 1993 (the "CAP Plan") (incorporated by reference to Exhibit B to the registrant's proxy statement furnished to stockholders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on October 25, 1993).

     (10)(a)(6)    Amendment to the CAP Plan, adopted April 14,
                   1994, certain provisions of which are subject to the approval of the Stockholders at the 1994
                   Annual Meeting.

     (10)(a)(7) Amendment to the CAP Plan, adopted September 1, 1994, certain provisions of which are subject to the approval of the Stockholders at the 1994
                   Annual Meeting.

     (10)(a)(8) Performance Unit Plan for Senior Managing Directors (the "PUP Plan") (incorporated by reference to Exhibit C to the registrant's proxy statement furnished to stockholders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on October 25, 1993).

     (10)(a)(9)    Amendment to the PUP Plan, adopted September 1,
                   1994.

     (10)(b)(1) Lease, dated as of November 1, 1991, between Forest City Jay Street Associates and The Bear Stearns Companies Inc. with respect to the premises located at One Metrotech Center, Brooklyn, New York (incorporated by reference to Exhibit (10)(b)(1) to the registrant's Annual Report on Form 10-K for its fiscal year ended June 30, 1992).

     (10)(b)(2) Lease, dated as of March 6, 1987, among Olympia & York 245 Lease Company, 245 Park Avenue Company and The Bear Stearns Companies Inc. (incorporated by reference to Exhibit (10)(c)(2) to the registrant's registration statement on Form S-1 (File No. 33-15948)).

     (10)(b)(3) Lease, dated as of August 26, 1994, between Tenth City Associates and The Bear Stearns Companies
                   Inc.

     (11)          Statement re: computation of per share earnings.

     (12) Statement re: computation of ratio of earnings to fixed charges.

     (13) 1994 Annual Report to Stockholders (only those portions expressly incorporated by reference herein shall be deemed filed with the Commission).

     (21)          Subsidiaries of the registrant.

     (23)          Consent of Deloitte & Touche LLP.

     (27)          Financial Data Schedule.

                   (b)  Reports on Form 8-K.  The Company filed the
                        -------------------
                   following Current Report on Form 8-K during the last quarter of the period covering this report:

                           (i)   A Current Report on Form 8-K dated
                                 April 12, 1994, pertaining to the
                                 registrant's results of operations
                                 for the three months and nine
                                 months ended March 25, 1994.

                          (ii)   A Current Report on Form 8-K dated
                                 April 14, 1994, pertaining to the
                                 declaration of dividends.

                                   SIGNATURES

               Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on the 26th day of September, 1994.

                                   THE BEAR STEARNS COMPANIES INC.
                                   -------------------------------
                                        (Registrant)


                              By:  /s/ William J. Montgoris
                                   ------------------------
                                    William J. Montgoris
                                    Chief Operating Officer



               Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated on the 26th day of September, 1994.


               NAME                             TITLE
               ----                             -----



     /s/ Alan C. Greenberg                 Chairman of the Board;
     ---------------------------------
     Alan C. Greenberg                     Director



     /s/ James E. Cayne                    President and Chief
     ---------------------------------
     James E. Cayne                        Executive Officer;
                                           Director



     /s/ William J. Montgoris              Chief Operating
     ---------------------------------
     William J. Montgoris                  Officer and Chief Financial
                                           Officer (Principal
                                           Financial Officer);
                                           Director



     /s/ Michael L. Tarnopol               Executive Vice
     ---------------------------------
     Michael L. Tarnopol                   President; Director

               NAME                             TITLE
               ----                             -----


                                           Executive Vice
     ---------------------------------
     Vincent J. Mattone                    President; Director



     /s/ John C. Sites, Jr.                Executive Vice
     ---------------------------------
     John C. Sites, Jr.                    President; Director



     /s/ Alan D. Schwartz                  Executive Vice
     ---------------------------------
     Alan D. Schwartz                      President; Director



     /s/ Warren J. Spector                 Executive Vice
     ---------------------------------
     Warren J. Spector                     President; Director




     /s/ Michael Minikes                   Treasurer; Director
     ---------------------------------
     Michael Minikes



     /s/ E. Garrett Bewkes, III            Director
     ---------------------------------
     E. Garrett Bewkes, III



     /s/ Denis A. Bovin                    Director
     ---------------------------------
     Denis A. Bovin



     /s/ Peter Cherasia                    Director
     ---------------------------------
     Peter Cherasia



     /s/ Michael R. Dabney                 Director
     ---------------------------------
     Michael R. Dabney



     /s/ Kevin J. Finnerty                 Director
     ---------------------------------
     Kevin J. Finnerty

               NAME                             TITLE
               ----                             -----


                                           Director
     ---------------------------------
     Grace J. Fippinger



     /s/ Carl D. Glickman                  Director
     ---------------------------------
     Carl D. Glickman



     /s/ Thomas R. Green                   Director
     ---------------------------------
     Thomas R. Green



                                           Director
     ---------------------------------
     Rev. Donald J. Harrington, C.M.



     /s/ Richard Harriton                  Director
     ---------------------------------
     Richard Harriton




                                           Director
     ---------------------------------
     Nancy E. Havens-Hasty



     /s/ Jonathan Ilany                    Director
     ---------------------------------
     Jonathan Ilany



     /s/ Daniel L. Keating                 Director
     ---------------------------------
     Daniel L. Keating



                                           Director
     ---------------------------------
     John W. Kluge



     /s/ David A. Liebowitz                Director
     ---------------------------------
     David A. Liebowitz

               NAME                             TITLE
               ----                             -----


     /s/ Bruce M. Lisman                   Director
     ---------------------------------
     Bruce M. Lisman



     /s/ Matthew J. Mancuso                Director
     ---------------------------------
     Matthew J. Mancuso



     /s/ Donald R. Mullen, Jr.             Director
     ---------------------------------
     Donald R. Mullen, Jr.



     /s/ Frank T. Nickell                  Director
     ---------------------------------
     Frank T. Nickell



     /s/ R. Blaine Roberts                 Director
     ---------------------------------
     R. Blaine Roberts




     /s/ E. John Rosenwald, Jr.            Director
     ---------------------------------
     E. John Rosenwald, Jr.



                                           Director
     ---------------------------------
     Frederic V. Salerno



     /s/ Robert M. Steinberg               Director
     ---------------------------------
     Robert M. Steinberg



     /s/ Fred Wilpon                       Director
     ---------------------------------
     Fred Wilpon




     /s/ Uzi Zucker                        Director
     ---------------------------------
     Uzi Zucker

               NAME                             TITLE
               ----                             -----


     /s/ Michael J. Abatemarco             Controller
     ---------------------------------
     Michael J. Abatemarco



     /s/ Samuel L. Molinaro, Jr.           Senior Vice President
     ---------------------------------
     Samuel L. Molinaro, Jr.               Finance (Principal
                                           Accounting Officer)

                         THE BEAR STEARNS COMPANIES INC.
                          INDEX TO FINANCIAL STATEMENTS
                        AND FINANCIAL STATEMENT SCHEDULES
                         ITEMS 14 (a) (1) and 14 (a) (2)

     Financial Statements                               Page Reference
     --------------------
                                                              Annual
                                                  Form 10-K  Report *
                                                  ---------  --------
     Independent Auditors' Report                               54

     The Bear Stearns Companies Inc.
     -------------------------------
     (i)   Consolidated Statements of Income-
            fiscal years ended
            June 30, 1994, 1993 and 1992                        35

     (ii)  Consolidated Statements of Financial
            Condition at June 30, 1994 and 1993                 36

     (iii) Consolidated Statements of Cash Flows-
            fiscal years ended
            June 30, 1994, 1993 and 1992                        37

     (iv)  Consolidated Statements of Changes in
            Stockholders' Equity - fiscal years ended
            June 30, 1992, 1993 and 1994                       38-39

     (v)   Notes to Consolidated Financial Statements          40-53

     Financial Statement Schedules
     -----------------------------
           Independent Auditors' Report              F-2

     III   Condensed financial information of
            registrant                             F-3-F-6

     VIII  Valuation and qualifying accounts         F-7

     IX    Short-term borrowings                     F-8

      * Incorporated by reference from the indicated pages of the 1994 Annual Report to Stockholders.

          All other schedules are omitted because they are not applicable or the requested information is included in the consolidated financial statements or notes thereto.

     INDEPENDENT AUDITORS' REPORT
     ----------------------------

     To the Board of Directors and Stockholders of The Bear Stearns Companies Inc.:


     We have audited the consolidated financial statements of The Bear Stearns Companies Inc. and Subsidiaries as of June 30, 1994 and 1993, and for each of the three years in the period ended June 30, 1994, and have issued our report thereon dated August 15, 1994; such consolidated financial statements and report are included in your Annual Report to Stockholders and are incorporated herein by reference. Our audits also included the financial statement schedules of The Bear Stearns Companies Inc. and Subsidiaries, listed in Item
     14. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.



     DELOITTE & TOUCHE LLP
     New York, New York
     August 15, 1994

                                                               SCHEDULE III

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                         THE BEAR STEARNS COMPANIES INC.
                              (PARENT COMPANY ONLY)
                         CONDENSED STATEMENTS OF INCOME
                                 (In thousands)


                                         Fiscal Year     Fiscal Year     Fiscal Year
                                            Ended           Ended           Ended
                                        June 30, 1994   June 30, 1993   June 30, 1992
                                        -------------   -------------   -------------
      Revenues
        Interest
          Coupon                        $     8,851      $   15,176      $     5,456
          Intercompany                      361,824         179,213          193,161
        Other                                49,056          34,528           39,850
                                           --------         -------          -------
                                            419,731         228,917          238,467
                                           --------         -------          -------
      Expenses
        Interest                            415,794         215,303          213,888
        Other                                48,108          40,149           37,042
                                           --------         -------          -------
                                            463,902         255,452          250,930
                                           --------         -------          -------
      Loss before benefit from
        income taxes and equity
        in earnings of subsidiaries         (44,171)        (26,535)         (12,463)
      Benefit from income taxes             (15,320)        (11,473)          (5,388)
                                           --------         -------          -------
      Loss before equity in
        earnings of subsidiaries            (28,851)        (15,062)          (7,075)
      Equity in earnings of
        subsidiaries                        415,816         377,509          301,653
                                           --------         -------          -------
      Net income                        $   386,965     $   362,447      $   294,578
                                           ========         =======          =======





     See Notes to Condensed Financial Information.

                                                               SCHEDULE III

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                         THE BEAR STEARNS COMPANIES INC.
                              (PARENT COMPANY ONLY)
                   CONDENSED STATEMENTS OF FINANCIAL CONDITION
                        (In thousands, except share data)


                                                                             June 30,          June 30,
                                                                               1994              1993
                                                                            ----------        ----------
        ASSETS
        Cash                                                                $       861       $      690
        Receivables from subsidiaries                                        10,805,511        7,695,121
        Investments in subsidiaries, at equity                                2,238,258        1,850,540
        Property, equipment and leasehold improvements,
           net of accumulated depreciation and amortization
           of $170,020 in 1994 and $170,591 in 1993                             224,103          206,614
        Other assets                                                            240,961          154,674
                                                                             ----------        ---------
              Total Assets                                                  $13,509,694       $9,907,639
                                                                             ==========        =========
        LIABILITIES AND STOCKHOLDERS' EQUITY
        Short-term borrowings                                               $ 7,576,097       $5,991,415
        Payables to subsidiaries                                                222,084          104,128
        Other liabilities                                                       136,851          153,443
                                                                             ----------        ---------
                                                                              7,935,032        6,248,986
                                                                             ----------        ---------
        Long-term borrowings                                                  3,408,096        1,882,123
                                                                             ----------        ---------
        STOCKHOLDERS' EQUITY
        Preferred stock, $1.00 par value; 10,000,000 shares
         authorized:
           Adjustable Rate Cumulative Preferred Stock,
              Series A; $50 liquidation preference; 3,000,000
              shares issued                                                     150,000          150,000
           Cumulative Preferred Stock, Series B; $200
              liquidation preference; 937,500 shares
              issued and outstanding                                            187,500          187,500
           Cumulative Preferred Stock, Series C; $200
              liquidation preference; 500,000 shares
              issued and outstanding                                            100,000
        Common stock, $1.00 par value; 200,000,000 shares
         authorized; 144,965,094 shares and 131,507,178
           shares issued in 1994 and 1993, respectively                         144,965          131,507
        Paid-in capital                                                       1,447,066        1,225,557
        Retained earnings                                                       388,685          328,414
        Capital Accumulation Plan                                               275,415          138,331
        Treasury stock, at cost -
         Adjustable Rate Cumulative Preferred
          Stock, Series A; 2,118,550 shares in 1994
          and 1993                                                              (85,507)         (85,507)
         Common stock; 31,525,939 shares in 1994 and
          22,203,018 shares in 1993                                            (410,882)        (263,755)
        Note receivable from ESOP Trust                                         (30,676)         (35,517)
                                                                             ----------        ---------
              Total Stockholders' Equity                                      2,166,566        1,776,530
                                                                             ----------        ---------
              Total Liabilities and Stockholders' Equity                    $13,509,694       $9,907,639

                                                                             ==========        =========



     See Notes to Condensed Financial Information.

                                                               SCHEDULE III

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                         THE BEAR STEARNS COMPANIES INC.
                              (PARENT COMPANY ONLY)
                       CONDENSED STATEMENTS OF CASH FLOWS
                                 (In thousands)


                                             Fiscal Year    Fiscal Year    Fiscal Year
                                                Ended          Ended          Ended
                                            June 30, 1994  June 30, 1993  June 30, 1992
                                            -------------  -------------  -------------
      Cash flows from operating
        activities:
      Net income                             $   386,965   $   362,447    $   294,578
      Adjustments to reconcile net
        income to cash used in
        operating activities:
          Equity in earnings of
            subsidiaries, net of dividends
            received                            (344,529)     (302,317)      (231,708)
          Other                                   48,783        44,409         32,643
      (Increases) decreases in assets:
        Receivables from subsidiaries         (3,110,390)   (3,323,849)    (1,275,597)
        Investments in subsidiaries,
          net                                    (40,231)      (10,240)       (10,428)
        Other assets                            (105,226)      (95,698)           547
      Increases (decreases) in liabilities:
        Payables to subsidiaries                 117,956        93,484          4,380
        Other liabilities                        (13,896)       51,666         30,027
                                              ----------    ----------     ----------
      Cash used in operating
        activities                            (3,060,568)   (3,180,098)    (1,155,558)
                                              ----------    ----------     ----------
      Cash flows from financing activities:
      Net proceeds from issuance of
        Cumulative Preferred Stock                96,689       181,307
      Net proceeds from short-term
        borrowings                             1,584,682     2,175,100        973,522
      Issuance of long-term borrowings         1,795,979       840,347        357,425
      Capital Accumulation Plan                  137,084       138,331        114,089
      Other common stock transactions              3,733         2,577
      Note repayment from ESOP Trust               4,841         4,483
      Payments for:
        Retirement of Senior Notes              (273,000)
        Treasury stock purchases                (147,763)     (140,504)      (116,997)
        Note receivable from ESOP Trust                                       (40,000)
      Cash dividends paid                        (90,769)      (66,425)       (68,305)
                                              ----------    ----------     ----------
      Cash provided by financing
        activities                             3,111,476     3,135,216      1,219,734
                                              ----------    ----------     ----------
      Cash flows from investing activities:
      Purchases of property, equipment and
        leasehold improvements                   (65,473)      (50,429)       (67,498)
      Purchases of investment securities
              and other assets                   (17,192)      (11,030)
      Proceeds from sale of investment
        securities and other assets               31,928        105,989           687
                                              ----------     ----------    ----------
      Cash provided by (used in)
        investing activities                     (50,737)        44,530       (66,811)
                                              ----------     ----------    ----------
      Net increase (decrease) in cash                171          (352)        (2,635)
      Cash, beginning of year                        690         1,042          3,677
                                              ----------     ---------     ----------
      Cash, end of year                      $       861    $      690    $     1,042
                                              ==========     =========     ==========


     See Notes to Condensed Financial Information.

                                                               SCHEDULE III


                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                         THE BEAR STEARNS COMPANIES INC.
                              (PARENT COMPANY ONLY)
                    NOTES TO CONDENSED FINANCIAL INFORMATION
                                 (In thousands)




     1.   GENERAL

          The condensed financial information of the Company (Parent Company Only) should be read in conjunction with the consolidated financial statements of The Bear Stearns Companies Inc. and the notes thereto incorporated by reference in this report.

     2.   DIVIDENDS RECEIVED FROM SUBSIDIARIES

          The Company received from its consolidated subsidiaries cash dividends of $71,270, $75,192, and $69,945 for the fiscal years ended June 30, 1994, 1993 and 1992, respectively.

     3.   STATEMENT OF CASH FLOWS

          Income taxes paid (consolidated) totaled $276,565, $223,550 and $210,134 in the fiscal years ended June 30, 1994, 1993 and 1992, respectively. Cash payments for interest approximated interest expense for the fiscal years ended June 30, 1994, 1993 and 1992, respectively. Non-cash financing activities totaled $1,947, $2,846 and $7,599 for the fiscal years ended June 30, 1994, 1993 and 1992, respectively.

                                                              SCHEDULE VIII

                         THE BEAR STEARNS COMPANIES INC.
                        VALUATION AND QUALIFYING ACCOUNTS
                    YEARS ENDED JUNE 30, 1994, 1993 AND 1992
                                 (In thousands)


                                                   Charged to
                                  Balance at       Costs and                 Balance at
          Description         Beginning of Period   Expenses   Deductions   End of Period
          -----------         -------------------  ----------  ----------   -------------
      Allowance for Doubtful
        Accounts:

          Year ended June 30,
            1994                   $35,479          $12,871   $ (6,297)      $42,053

          Year ended June 30,
            1993                    36,727            1,059     (2,307)       35,479

          Year ended June 30,
            1992                    45,823            1,716    (10,812)       36,727


                                                                SCHEDULE IX

                         THE BEAR STEARNS COMPANIES INC.
                              SHORT-TERM BORROWINGS
                    YEARS ENDED JUNE 30, 1994, 1993 AND 1992
                             (Dollars in thousands)



                                                                 Maximum            Average
                                                  Weighted      month-end          month-end         Weighted
           Category                               average         amount             amount          average
         of aggregate                             interest     outstanding        outstanding        interest
          short-term          Balance at        rate at end       during             during         rate during
        borrowings (1)       end of period       of period      the period         the period      the period (2)
        --------------       -------------      -----------    ------------       ------------     --------------
        Bank loans-
         June 30, 1994         $  294,214            6.20%       $ 2,868,691      $ 1,372,245         3.61%
        Bank loans-
         June 30, 1993            127,479            4.69%         1,630,019          383,298         3.70%
        Bank loans-
         June 30, 1992             60,019            7.00%         1,005,043          190,072         4.80%

        Medium-Term Notes-
         June 30, 1994          3,892,191            4.43%         3,892,191        3,107,130         3.65%
        Medium-Term Notes-
         June 30, 1993          1,587,255            3.54%         1,587,255        1,062,730         3.77%
        Medium-Term Notes-
         June 30, 1992            585,500            4.36%           647,900          521,325         5.15%

        Commercial paper-
         June 30, 1994          3,689,000            4.39%         4,496,000        4,275,000         3.46%
        Commercial paper-
         June 30, 1993          4,404,160            3.27%         4,404,160        3,387,155         3.43%
        Commercial paper-
         June 30, 1992          3,170,815            3.87%         3,414,449        2,969,793         4.76%

        Securities sold
         under agreements
         to repurchase-
         June 30, 1994         26,863,122            3.22%        39,789,202       30,166,372         3.20%
        Securities sold
         under agreements
         to repurchase-
         June 30, 1993         22,058,354            2.98%        30,080,950       25,333,785         2.98%
        Securities sold
         under agreements
         to repurchase-
         June 30, 1992         19,317,964            3.75%        31,139,621       25,677,266         4.65%

        (1) The general terms of each category of aggregate short-term borrowings are contained in the Notes to
            Consolidated Financial Statements appearing under the captions "Summary of Significant Accounting
            Policies" and "Short-Term Financing" of the Annual Report incorporated elsewhere herein by reference.
        (2) The weighted average interest rate during the period was computed based upon the average amounts outstanding daily.



                                  EXHIBIT INDEX
                                  -------------

     Exhibit No.                     Exhibit
     -----------                     -------

     (3)(a)(1) Restated Certificate of Incorporation of the registrant, filed September 11, 1985 (incor-porated by reference to Exhibit No. (4)(a)(1) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(2) Certificate of Amendment to the Restated Cer-tificate of Incorporation of the registrant, filed October 29, 1985 (incorporated by reference to Exhibit No. (4)(a)(2) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(3) Certificate of Stock Designation to the Restated Certificate of Incorporation of the registrant, filed October 29, 1985 (incorporated by reference to Exhibit No. (4)(a)(3) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(4) Certificate of Change of Address of Registered Agent to the Restated Certificate of Incor-poration of the registrant, filed February 14, 1986 (incorporated by reference to Exhibit
                   No. (4)(a)(4) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(5) Certificate of Amendment to the Restated Cer-tificate of Incorporation of the registrant, filed September 18, 1986 (incorporated by refer-ence to Exhibit No. (4)(a)(5) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(6) Certificate of Stock Designation to the Restated Certificate of Incorporation of the registrant, filed February 19, 1987 (incorporated by refer-ence to Exhibit No. (4)(a)(6) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     Exhibit No.                     Exhibit
     -----------                     -------

     (3)(a)(7) Certificate of Correction to the Restated Cer-tificate of Incorporation of the registrant, filed February 25, 1987 (incorporated by refer-ence to Exhibit No. (4)(a)(7) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(8) Certificate of Change of Address of Registered Agent to the Restated Certificate of Incorpora-tion of the registrant, filed October 27, 1988 (incorporated by reference to Exhibit No.
                   (4)(a)(8) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(9) Certificate of Amendment to the Restated Cer-tificate of Incorporation of the registrant, filed November 6, 1989 (incorporated by reference to Exhibit No. (4)(a)(9) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(10) Certificate of Amendment to the Restated Cer-tificate of Incorporation of the registrant, filed November 7, 1990 (incorporated by reference to Exhibit No. (4)(a)(10) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(11) Certificate of Amendment to the Restated Cer-tificate of Incorporation of the registrant, filed November 10, 1992 (incorporated by refer-ence to Exhibit No. (4)(a)(11) to the regis-trant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(12) Certificate of Stock Designation to the Restated Certificate of Incorporation of the registrant, filed March 23, 1993 (incorporated by reference to Exhibit No. (4)(a)(12) to the registrant's registration statement on Form S-8 (File No. 33-49979)).

     (3)(a)(13) Certificate of Stock Designation to the Restated Certificate of Incorporation of the registrant, filed July 22, 1993 (incorporated by reference to Exhibit No. (4)(a)(13) to the registrant's regis-tration statement on Form S-8 (File No. 33-49979)).

     Exhibit No.                     Exhibit
     -----------                     -------

     (3)(a)(14) Form of Certificate of Stock Designations to the Restated Certificate of Incorporation of the registrant (incorporated by reference to Exhibit No. 4.4 to the registrant's registration statement on Form 8-A filed on February 23,
                   1994).

     (3)(b) Amended and Restated By-laws of the registrant (incorporated by reference to Exhibit No. (3)(b) to registrant's Annual Report on Form 10-K for its fiscal year ended June 30, 1991 and Exhibit No. (3)(b) to the registrant's Quarterly Report on Form 10-Q for the quarterly period ended December 31, 1992).

     (4)(a) Indenture, dated as of April 13, 1989, between the registrant and Citibank, N.A., as trustee (incorporated by reference to the identically numbered exhibit to the registrant's registration statement on Form S-3 (File No. 33-27713)).

     (4)(b) Indenture, dated as of May 31, 1991, between the registrant and Manufacturers Hanover Trust Company, as trustee (incorporated by reference to exhibit No. (4)(a) to registrant's registration statement on Form S-3 (File No. 33-40933)).

     (4)(c) Except as set forth in (4)(a) and 4(b) above, the instruments defining the rights of holders of long-term debt securities of the registrant and its subsidiaries are omitted pursuant to Section
                   (b)(4)(iii) of Item 601 of Regulation S-K.
                   Registrant hereby agrees to furnish copies of these instruments to the SEC upon request.

     (4)(d) Form of Deposit Agreement (incorporated by reference to Exhibit (4)(d) to the registrant's registration statement on Form S-3 (File No.
                   33-59140)).

     (10)(a)(1) 1985 Stock Option Plan, as amended (incorporated by reference to the identically numbered exhibit to the registrant's registration statement on Form S-1 (File No. 33-15948)).

     (10)(a)(2) Employee Convertible Debenture Purchase Plan (incorporated by reference to Exhibit A to the registrant's proxy statement furnished to stock-holders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on September 21, 1987).

     Exhibit No.                     Exhibit
     -----------                     -------

     (10)(a)(3) 1989 Deferred Compensation Plan for Executive Officers (incorporated by reference to Exhibit B to the registrant's proxy statement furnished to stockholders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on October 29, 1990).

     (10)(a)(4) Management Compensation Plan, as amended and restated as of July 1, 1994, certain provisions of which are subject to the approval of the Stockholders at the 1994 Annual Meeting.

     (10)(a)(5) Capital Accumulation Plan for Senior Managing Directors, as amended and restated as of July 1, 1993 (the "CAP Plan") (incorporated by reference to Exhibit B to the registrant's proxy statement furnished to stockholders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on October 25, 1993).

     (10)(a)(6)    Amendment to the CAP Plan, adopted April 14,
                   1994, certain provisions of which are subject to the approval of the Stockholders at the 1994
                   Annual Meeting.

     (10)(a)(7) Amendment to the CAP Plan, adopted September 1, 1994, certain provisions of which are subject to the approval of the Stockholders at the 1994
                   Annual Meeting.

     (10)(a)(8) Performance Unit Plan for Senior Managing Directors (the "PUP Plan") (incorporated by reference to Exhibit C to the registrant's proxy statement furnished to stockholders in connection with the solicitation of proxies for the registrant's Annual Meeting of Stockholders held on October 25, 1993).

     (10)(a)(9)    Amendment to the PUP Plan, adopted September 1,
                   1994.

     (10)(b)(1) Lease, dated as of November 1, 1991, between Forest City Jay Street Associates and The Bear Stearns Companies Inc. with respect to the premises located at One Metrotech Center, Brooklyn, New York (incorporated by reference to Exhibit (10)(b)(1) to the registrant's Annual Report on Form 10-K for its fiscal year ended June 30, 1992).

     Exhibit No.                     Exhibit
     -----------                     -------

     (10)(b)(2) Lease, dated as of March 6, 1987, among Olympia & York 245 Lease Company, 245 Park Avenue Company and The Bear Stearns Companies Inc. (incorporated by reference to Exhibit (10)(c)(2) to the registrant's registration statement on Form S-1 (File No. 33-15948)).

     (10)(b)(3)    Lease, dated August 26, 1994, between Tenth
                   Avenue Associates and The Bear Stearns Companies
                   Inc.

     (11)          Statement re: computation of per share earnings.

     (12) Statement re: computation of ratio of earnings to fixed charges.

     (13) 1994 Annual Report to Stockholders (only those portions expressly incorporated by reference herein shall be deemed filed with the Commission).

     (21)          Subsidiaries of the registrant.

     (23)          Consent of Deloitte & Touche LLP.

     (27)          Financial Data Schedule.